    As Filed with the Securities and Exchange Commission on April 28, 2000
                                                     Registration Nos. 333-25663
                                                                       811-08178
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         [ ] Pre-Effective Amendment No.
                         [x] Post Effective Amendment No. 4


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                         [x] Amendment No. 5


                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA                      73106
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, Including Area Code                 (405) 523-2000

Stephen P. Garrett                             Copies to:
Senior Vice President
Law and Government Affairs                     Jerry A. Warren, Esq.
American Fidelity Assurance Company            McAfee & Taft
2000 N. Classen Boulevard                      A Professional Corporation
Oklahoma City, Oklahoma  73106                 10th Floor, Two Leadership Square
(Name and Address of Agent for Service)        Oklahoma City, OK 73102-7103


Approximate Date of Proposed Public Offering:  As soon as practicable after effectiveness of the
                                               Registration Statement

It is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [ ] on (date) pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [x] on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   Title of Securities Being Registered:   Individual variable annuity contracts

================================================================================

                        AFADVANTAGE VARIABLE ANNUITY(R)

                                      FROM

                            [AMERICAN FIDELITY LOGO]

                    A MEMBER OF THE AMERICAN FIDELITY GROUP

                                  May 1, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        AFADVANTAGE VARIABLE ANNUITY(R)

                                   ISSUED BY

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                                      AND

                      AMERICAN FIDELITY ASSURANCE COMPANY

                                   PROSPECTUS
                                  MAY 1, 2000

     American Fidelity Assurance Company is offering individual variable annuity contracts. This prospectus describes the individual contracts available under the AFAdvantage Variable Annuity(R) policy. Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     AFAdvantage Variable Annuity(R) is a fixed and variable deferred annuity policy. You have 12 investment options in the annuity -- the guaranteed interest account option and the following portfolios:

          AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
          THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
          DREYFUS STOCK INDEX FUND
          DREYFUS VARIABLE INVESTMENT FUND
               Growth and Income Portfolio
               Small Company Stock Portfolio
               International Value Portfolio
          MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
               Merrill Lynch Prime Bond Fund
               Merrill Lynch American Balanced Fund
               Merrill Lynch High Current Income Fund

               Merrill Lynch Small Cap Value Focus Fund


               (formerly Merrill Lynch Special Value Focus Fund)

               Merrill Lynch Basic Value Focus Fund

     This prospectus contains important information about American Fidelity Separate Account B that you should know before investing. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2000 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25523, Oklahoma City, Oklahoma 73125-0523 or e-mail us at va.help@af-group.com.

     Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Please read this prospectus carefully and keep it for future reference.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               GLOSSARY OF TERMS

     SOME OF THE TERMS USED IN THIS PROSPECTUS ARE TECHNICAL. TO HELP YOU UNDERSTAND THESE TERMS, WE HAVE DEFINED THEM BELOW.

     Account value: The value of your policy in the investment options during the accumulation phase.

     Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. During the annuity phase, we call this unit of measurement an annuity unit.

     Accumulation unit: The unit of measurement we use to keep track of the value of your policy invested in the portfolios during the accumulation phase.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for your annuity payments.

     Annuity payments: Regular income payments you may receive from your policy.

     Annuity phase: The period during which we make annuity payments.

     Guaranteed interest account option: An investment option within our general account which earns interest credited by us.

     Investment options: The portfolios and the guaranteed interest account option.

     Policy: The AFAdvantage Variable Annuity(R).

     Policy owner: The person or entity entitled to ownership rights under a policy.

     Portfolios: The eleven investment options available under the policy other than the guaranteed interest account. Each portfolio (sometimes called a fund) has its own investment objective.

     Portfolio companies: American Fidelity Dual Strategy Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund and Merrill Lynch Variable Series Funds, Inc.

     Purchase payment: The money you invest to buy the policy.

     Qualified Policy: Policies purchased under special tax qualification rules (examples: Individual Retirement Annuities, 403(b) Tax-Deferred Annuities, HR. 10 and Corporate Pension and other qualified retirement plans). If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Summary.....................................................    1
Fee Table...................................................    2
Condensed financial information.............................    5
The AFAdvantage Variable Annuity(R).........................    6
How to purchase an AFAdvantage Variable Annuity(R) policy...    7
Receiving payments from the annuity.........................    8
Investment options..........................................   10
Expenses....................................................   12
Withdrawals.................................................   13
Loans.......................................................   14
Death Benefit...............................................   15
Performance.................................................   16
Taxes.......................................................   16
Other information...........................................   19
Table of contents of the statement of additional
  information...............................................   20

                                    SUMMARY

     IN THIS SUMMARY, WE DISCUSS SOME OF THE IMPORTANT FEATURES OF YOUR ANNUITY POLICY. YOU SHOULD READ THE ENTIRE PROSPECTUS FOR MORE DETAILED INFORMATION ABOUT YOUR POLICY AND SEPARATE ACCOUNT B.

     The AFAdvantage Variable Annuity. In this prospectus, we described the AFAdvantage Variable Annuity(R) flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in the portfolios and in our guaranteed interest account. We designed the AFAdvantage Variable Annuity(R) for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

     Like all deferred annuities, the AFAdvantage Variable Annuity(R) has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity on a pre-tax basis, and your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59 1/2.

     The annuity phase begins when you start receiving regular payments from your policy. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of your investment options.

     Investment Options. When you invest in the annuity, you may allocate your money to our guaranteed interest account or to one or more of the following portfolios:



                              American Fidelity Dual
                          Strategy Fund, Inc.
                              The Dreyfus Socially
                          Responsible Growth Fund, Inc.
                              Dreyfus Stock Index Fund
                              Dreyfus Variable Investment
                          Fund-Growth and Income Portfolio
                              Dreyfus Variable Investment
                          Fund-Small Company Stock Portfolio
                              Dreyfus Variable Investment
                          Fund-International Value Portfolio
                              Merrill Lynch Variable Series
                          Funds, Inc.-Prime Bond Fund
                              Merrill Lynch Variable Series
                          Funds, Inc.-American Balanced Fund
                              Merrill Lynch Variable Series
                          Funds, Inc.-High Current Income Fund
                              Merrill Lynch Variable Series
                          Funds, Inc.-Small Cap Value Focus Fund
                              Merrill Lynch Variable Series
                          Funds, Inc.-Basic Value Focus Fund


     These portfolios offer professionally managed investment choices. You can find a complete description of each of the portfolios in the attached prospectuses. You can make or lose money in the portfolios, depending upon market conditions.

     Our guaranteed interest account option offers an interest rate that is guaranteed by us. While your money is in the guaranteed interest account, we guarantee the interest your money will earn. However, you may still be subject to a withdrawal charge on any withdrawals.

     Taxes. The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment. In most cases, if you withdraw money from the portfolios, earnings come out first and are taxed as income. If you withdraw any money before you are 59 1/2, you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. Part of the payments you receive during the annuity phase of your policy is considered a return of your original investment. That part of each payment is not taxable as income. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.


     Withdrawals. You may withdraw money at any time during the accumulation phase. A withdrawal charge may apply. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401 hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100.


     Free Look. If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

     Questions. If you have any questions about your AFAdvantage Variable Annuity(R) policy or need more information, please contact us at:

          American Fidelity Assurance Company
           Annuity Services Department
           P.O. Box 25523
           Oklahoma City, Oklahoma 73125-0523

           Telephone: (800) 662-1106
          E-mail: va.help@af-group.com

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

     Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount)

                     POLICY                        WITHDRAWAL
                      YEAR                           CHARGE
                     ------                        ----------
  1..............................................      8%
  2..............................................      7%
  3..............................................      6%
  4..............................................      5%
  5..............................................      4%
  6..............................................      3%
  7..............................................      2%
  8..............................................      1%
  9+.............................................      0%

Transfer Fee                     There is no charge for the first 12 transfers
                                 in a policy year during the accumulation phase and no charge for one transfer allowed each policy year during the annuity phase;
                                 thereafter, the fee is the lesser of $25 or 2% of the amount transferred.

Policy Maintenance Charge        $30 per policy per policy year.

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Mortality and Expense Risk Charge...........................    1.25%
Account Fees and Expenses
  Administrative Charge.....................................     .15%
  Distribution Expense Charge...............................     .10%
                                                                -----
Total Separate Account Annual Expenses......................    1.50%

FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS)


                                                                     OTHER EXPENSES
                                                       MANAGEMENT    (AFTER EXPENSE    TOTAL ANNUAL
                                                          FEES       REIMBURSEMENT)      EXPENSES
                                                       ----------    --------------    ------------
AMERICAN FIDELITY DUAL STRATEGY FUND, INC............     .50%            .00%             .50%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC....     .75%            .04%             .79%
DREYFUS STOCK INDEX FUND.............................     .25%            .01%             .26%
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio........................     .75%            .04%             .79%
  Small Company Stock Portfolio......................     .75%            .22%             .97%
  International Value Portfolio......................    1.00%            .35%            1.35%
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  (Class A Shares)
  Merrill Lynch Prime Bond Fund......................     .40%            .07%             .47%
  Merrill Lynch American Balanced Fund...............     .55%            .06%             .61%
  Merrill Lynch High Current Income Fund.............     .50%            .02%             .52%
  Merrill Lynch Small Cap Value Focus Fund...........     .75%            .06%             .81%
  Merrill Lynch Basic Value Focus Fund...............     .60%            .06%             .66%


     The purpose of the fee table is to show you the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of Separate Account B and the expenses of the portfolios available under the separate account. Under certain circumstances, you may make a withdrawal without incurring a withdrawal charge. For more information about withdrawal expenses, see "Expenses -- Withdrawal Charge" on page 12. Although premium taxes are not reflected in the fee table, they may apply.

     As of May 1, 1999, the Merrill Lynch International Equity Focus Fund is no longer available as an investment option. If you have already invested in this portfolio, you are not required to transfer to another investment option. If you transfer any of the money you have invested in this portfolio, however, you must transfer the entire amount.

EXAMPLES

     This chart shows the expenses you would pay on a $1,000 investment if (a) you surrender your policy at the end of each time period or (b) if you do not surrender your policy or if you annuitize. This chart assumes a 5% annual return on your money.


                                                                 TIME PERIODS
                                                 --------------------------------------------
                                                    1 YEAR       3 YEARS   5 YEARS   10 YEARS
                                                 -------------   -------   -------   --------
AMERICAN FIDELITY DUAL STRATEGY FUND, INC. ....  (a)   $120.98   $180.00   $245.05   $418.21
                                                 (b)   $ 40.98   $123.46   $206.68   $418.21
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
  INC. ........................................  (a)   $123.89   $188.09   $258.55   $445.09
                                                 (b)   $ 43.89   $132.05   $220.76   $445.09

DREYFUS STOCK INDEX FUND.......................  (a)   $118.57   $173.25   $233.71   $395.30
                                                 (b)   $ 38.57   $116.30   $194.86   $395.30

DREYFUS VARIABLE INVESTMENT FUND
     Growth and Income Portfolio...............  (a)   $123.89   $188.09   $258.55   $445.09
                                                 (b)   $ 43.89   $132.05   $220.76   $445.09
     Small Company Stock Portfolio.............  (a)   $125.69   $193.08   $266.83   $461.33
                                                 (b)   $ 45.69   $137.35   $229.39   $461.33
     International Value Portfolio.............  (a)   $129.48   $203.51   $284.05   $494.54
                                                 (b)   $ 49.48   $148.42   $247.34   $494.54

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Prime Bond Fund.............  (a)   $120.68   $179.16   $243.64   $415.38
                                                 (b)   $ 40.68   $122.57   $205.21   $415.38
     Merrill Lynch American Balanced Fund......  (a)   $122.08   $183.08   $250.20   $428.51
                                                 (b)   $ 42.08   $126.73   $212.05   $428.51
     Merrill Lynch High Current Income Fund....  (a)   $121.18   $180.56   $245.99   $420.10
                                                 (b)   $ 41.18   $124.06   $207.66   $420.10
     Merrill Lynch Small Cap Value Focus
       Fund....................................  (a)   $124.09   $188.65   $259.48   $446.91
                                                 (b)   $ 44.09   $132.64   $221.72   $446.91
     Merrill Lynch Basic Value Focus Fund......  (a)   $122.59   $184.47   $252.53   $433.15
                                                 (b)   $ 42.59   $128.21   $214.47   $433.15


     We based annual expenses of the portfolios on data provided by the funds for the year ended December 31, 1999. Except for American Fidelity Dual Strategy Fund, Inc., we did not independently verify the data provided. However, we did prepare the examples. In the fee table, policy size is $1,450. The $30 policy maintenance charge is reflected in the examples as $20.69.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. SIMILARLY, THE 5% ANNUAL RATE OF RETURN ASSUMED IN THE EXAMPLES IS NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                        CONDENSED FINANCIAL INFORMATION

     We calculate the value of each policy owner's share of different accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1, 1998 and December 31, 1998, and also as of January 1, 1999 and December 31, 1999. Separate Account B began operating on January 1, 1998. An explanation of how we calculate the value of an accumulation unit is located on page 7.


                                                                                                    NUMBER OF
                                                           UNIT VALUE AT      UNIT VALUE AT          UNITS AT
                                                            JANUARY 1,        DECEMBER 31,         DECEMBER 31,
                                                          ---------------   -----------------   ------------------
AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
  1998..................................................      $    --            $    --                  --
  1999..................................................      $10.000            $10.827             117,520
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  1998..................................................      $10.000            $13.216              45,112
  1999..................................................      $13.216            $16.935             138,362
DREYFUS STOCK INDEX FUND
  1998..................................................      $10.000            $12.881             132,663
  1999..................................................      $12.881            $15.303             426,172
DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio
  1998..................................................      $10.000            $11.423              55,399
  1999..................................................      $11.423            $13.153             140,249
Small Company Stock Portfolio
  1998..................................................      $10.000            $ 9.733              38,646
  1999..................................................      $ 9.733            $10.605              78,432
Dreyfus Variable Investment Fund -- International Value
  Portfolio
  1998..................................................      $    --            $    --                  --
  1999..................................................      $10.000            $11.925               6,860
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
Merrill Lynch Prime Bond Fund
  1998..................................................      $10.000            $10.440              20,781
  1999..................................................      $10.440            $10.042              44,285
Merrill Lynch American Balanced Fund
  1998..................................................      $10.000            $11.325              31,096
  1999..................................................      $11.325            $12.108              84,943
Merrill Lynch High Current Income Fund
  1998..................................................      $10.000            $ 9.502               2,488
  1999..................................................      $ 9.502            $ 9.918               7,200
Merrill Lynch Small Cap Value Focus Fund
  1998..................................................      $10.000            $ 9.379               8,913
  1999..................................................      $ 9.379            $12.368              23,027
Merrill Lynch Basic Value Focus Fund
  1998..................................................      $    --            $    --                  --
  1999..................................................      $10.000            $ 9.973               4,710


     Merrill Lynch International Equity Focus Fund ceased to be an investment option on May 1, 1999, and American Fidelity Dual Strategy Fund, Inc., the Dreyfus International Value Portfolio and Merrill Lynch Basic Value Focus Fund were first offered as investment options on that date.

     The unit value of the Merrill Lynch International Equity Focus Fund at January 1, 1998 and December 31, 1998 was 10.000 and 11.151, respectively. The unit value at January 1, 1999 and December 31, 1999 was 11.151 and 15.121, respectively. At December 31, 1998 and 1999, respectively, there were 7,349 and 6,241 units of International Equity Focus Fund outstanding.

                      THE AFADVANTAGE VARIABLE ANNUITY(R)

OWNING AN AFADVANTAGE VARIABLE ANNUITY(R) POLICY

     As the owner of an AFAdvantage Variable Annuity(R) policy, you have all the rights under the policy. You can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on an acceptable form. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A CHANGE OF OWNERSHIP MAY BE A TAXABLE EVENT.

     Spouses may own a policy jointly. Upon the death of either owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

NAMING A BENEFICIARY

     The beneficiary is the person or entity you name to receive the benefit of your policy upon the death of the person upon whose life the annuity payments are based. Annuity payments may be based on your life, as the owner of the policy, or on the life of another natural person. The person upon whose life the annuity payments are based is called the annuitant. The beneficiary is named at the time the policy is issued but may be changed at a later date. If the beneficiary and the policy owner or annuitant, as applicable, die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

     You can change the beneficiary of your policy at any time during the annuitant's life. To do so, you need to send a request to our home office. The request must be on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except a change will not cancel any irrevocable beneficiary without his or her consent. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of your or the annuitant's death, as applicable. You can name any beneficiary to be an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent.

ASSIGNING THE POLICY

     During the annuitant's life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may only be exercised with the consent of the assignee of record. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

VOTING RIGHTS

     Although we legally own the portfolios' shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a fund solicits proxies in conjunction with a shareholder vote. When we receive your instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek the policy owners' instructions, we will vote the shares in our own right.

           HOW TO PURCHASE AN AFADVANTAGE VARIABLE ANNUITY(R) POLICY

PURCHASE PAYMENTS

     A purchase payment is the money you give us when you invest to buy a policy. Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment within two business days. We will contact you if you do not provide all of the required information in your application. If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we get all of the necessary information. If we receive a premium deposit by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of accumulation units to credit to your account. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the person upon whose life the annuity payments are based cannot be older than 85 years old, or the maximum age permitted under state law.

     After your initial purchase payment, you may make purchase payments at any time during the accumulation phase of your annuity. These payments will be credited to your policy within one business day. The minimum amount of each purchase payment, including your initial payment, is $25. All payment allocations must be in whole percentages.

ACCUMULATION UNITS

     If you allocate money to any of the portfolios, the value of that portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. (The same thing is not true if you invest solely in the guaranteed interest account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your policy, we use a measurement called an accumulation unit. During the annuity phase, we call the unit of measurement an annuity unit.

     Every business day, we determine the value of an accumulation unit for one share of each portfolio by multiplying the accumulation unit value for the previous period by a factor for each portfolio for the current period. The factor for each portfolio is determined by:

     - dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

     - subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

     The value of an accumulation unit relating to any portfolio may go up or down from day to day.

     When you make a purchase payment, we credit your policy with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a portfolio by the value of the accumulation unit for that portfolio.

     We calculate the value of an accumulation unit for each portfolio after the New York Stock Exchange closes on each day we are open and then credit your policy accordingly.

EXAMPLE

     On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to the Merrill Lynch Special Value Focus Fund. When the New York Stock Exchange closes on that Thursday, we determine that an accumulation unit for the Merrill Lynch Special Value Focus Fund is valued at $10.75. To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for the Merrill Lynch Special Value Focus Fund.

UNDERWRITER

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

                      RECEIVING PAYMENTS FROM THE ANNUITY

ANNUITY DATE

     Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity. You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 days before the new annuity date. The annuity date may not be later than the annuitant's 85th birthday or the maximum date permitted under state law, whichever is earlier. If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 following either the date you retire or the date you turn 70 1/2, whichever comes later (or the earlier of these dates if the policy is issued pursuant to an Individual Retirement Annuity). In addition, the annuity date is subject to the limitation described under "Tax Treatment of Withdrawals -- Tax-Deferred Annuities and 401(k) Plans" on page 18 if the policy is issued pursuant to such an annuity or plan.

SELECTING AN ANNUITY OPTION

     We offer various income plans for your annuity payments. We call these annuity options. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below and the full value of your policy will be paid out in 120 monthly payments. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth. If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

     You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option.

-------------------------------------------------------------------------------------------------------
 OPTION 1         LIFETIME ONLY ANNUITY            We will make monthly payments during the life of the
                                                   annuitant. If this option is elected, payments will
                                                   stop when the annuitant dies.
-------------------------------------------------------------------------------------------------------
 OPTION 2         LIFETIME ANNUITY WITH            We will make monthly payments for the guaranteed
                  GUARANTEED PERIODS               period selected during the life of the annuitant.
                                                   When the annuitant dies, any amounts remaining under
                                                   the guaranteed period selected will be distributed
                                                   to the beneficiary at least as rapidly as they were
                                                   being paid as of the date of the annuitant's death.
                                                   The guaranteed period may be 10 years or 20 years.
-------------------------------------------------------------------------------------------------------
 OPTION 3         JOINT AND SURVIVOR ANNUITY       We will make monthly payments during the joint
                                                   lifetime of two people whose life is the subject of
                                                   the policy. Payments will continue during the
                                                   lifetime of the survivor of those two people and
                                                   will be computed on the basis of 100%, 66 2/3% or
                                                   50% of the annuity payment in effect during the
                                                   joint lifetime.
-------------------------------------------------------------------------------------------------------
 OPTION 4         PERIOD CERTAIN                   We will make monthly payments for a specified
                                                   period. The specified period must be at least five
                                                   years and cannot be more than 30 years. This option
                                                   is available as a fixed annuity only.
-------------------------------------------------------------------------------------------------------

ANNUITY PAYMENTS

     Annuity payments are paid in monthly installments. Annuity payments can be made on a variable basis (which means they will be based on the investment performance of the portfolios) and/or on a fixed basis (which means they will come from the guaranteed interest account). However, payments under Option 4 can only come from the guaranteed interest account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment. If no election has been made 30 days prior to the annuity date, amounts in the guaranteed interest account will be used to provide a fixed annuity and amounts in the portfolios will be used to provide a variable annuity.

     If you choose to have any portion of your annuity payments come from the portfolio(s), the dollar amount of each of your monthly payments will depend upon three things:

     - the value of your policy in the portfolios on the annuity date,

     - the assumed investment rate used in the annuity table for the policy, and

     - the performance of the portfolios you selected.

     You can choose either a 3%, 4% or 5% assumed investment rate. If you do not choose an assumed investment rate, the assumed investment rate will be 3%. If the actual performance exceeds the 3% assumed rate (or whichever rate you choose), your annuity payments will increase. Similarly, if the actual rate is less than 3% (or whichever rate you choose), your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

                               INVESTMENT OPTIONS

     When you buy an AFAdvantage Variable Annuity(R) policy, you can allocate the money you invest under the policy to any one or more of the portfolios listed below and to our guaranteed interest account.

     Interests in the guaranteed interest account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The guaranteed interest account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the guaranteed interest account nor any interests in it are subject to the provisions of these Acts. We have been advised that the SEC staff has not reviewed the disclosure in this prospectus relating to the guaranteed interest account. Disclosures regarding the guaranteed interest account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


-------------------------------------------------------------------------------------------------------------------
                                    TYPE OF PORTFOLIO
           NAME                          COMPANY                 INVESTMENT ADVISOR             SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------
 AMERICAN FIDELITY DUAL      Open-end, diversified,           American Fidelity         Lawrence W. Kelley &
 STRATEGY FUND, INC.         management investment company    Assurance Company         Associates, Inc. and Todd
                                                                                        Investment Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
 THE DREYFUS SOCIALLY        Open-end, diversified,           The Dreyfus Corporation   NCM Capital Management
 RESPONSIBLE GROWTH FUND,    management investment company                              Group, Inc.
 INC.
-------------------------------------------------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND    Open-end management investment   The Dreyfus Corporation   Mellon Equity Associates
                             company                                                    (affiliate of The Dreyfus
                                                                                        Corporation)
-------------------------------------------------------------------------------------------------------------------
 DREYFUS VARIABLE            Open-end, management investment  The Dreyfus Corporation   None
 INVESTMENT FUND             company offering 13 portfolios,
 Portfolios available under  three of which are available
 AFAdvantage Variable        under the AFAdvantage Variable
 Annuity(R) policy:          Annuity(R)
   - Growth and Income
     Portfolio
   - Small Company Stock
     Portfolio
   - International Value
     Portfolio
-------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH VARIABLE      Open-end, management investment  Merrill Lynch Asset       None
 SERIES FUNDS, INC.          company offering 19 separate     Management, L.P.
 Portfolios available under  funds, five of which are
 AFAdvantage Variable        available under the AFAdvantage
 Annuity(R) policy:          Variable Annuity(R)
   - Merrill Lynch Prime
     Bond Fund
   - Merrill Lynch American
     Balanced Fund
   - Merrill Lynch High
     Current Income Fund
   - Merrill Lynch Small
     Cap Value Focus Fund
   - Merrill Lynch Basic
     Value Focus Fund
-------------------------------------------------------------------------------------------------------------------


     Additional portfolios may be available in the future.

     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS CAREFULLY BEFORE INVESTING; THEY CONTAIN DETAILED INFORMATION ABOUT THE INVESTMENT OPTIONS AND ARE ATTACHED TO THIS PROSPECTUS. YOU CAN OBTAIN A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR ANY OF THE PORTFOLIOS BY CONTACTING US AT THE ADDRESS AND PHONE NUMBER ON THE COVER OF THIS PROSPECTUS.

SUBSTITUTION

     At our discretion, we may substitute another portfolio for any one of the portfolios available under the AFAdvantage Variable Annuity(R) policy with another portfolio. We will not make a substitution without first getting prior approval from the Securities and Exchange Commission. If we decide to make a substitution, we will give you notice of our intention.

TRANSFERS

     At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. If you transfer funds between investment options, we will not be liable for transfers we make at your direction. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege.

     Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will deduct a transfer fee. The fee is $25 per transfer or 2% or the amount transferred, whichever is less. In order to make a transfer, you must at least transfer $500 from the investment option from which you are making the transfer, unless the full amount is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

     Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may also make transfers from the portfolios to the guaranteed interest account option to provide for a fixed annuity. There is no transfer fee charged for the one transfer. You cannot make a transfer from your fixed annuity to a portfolio.

AUTOMATIC DOLLAR COST AVERAGING

     Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred, from each investment option, in this way is $500. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase.

     If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

ASSET REBALANCING

     After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee.

                                    EXPENSES

     SOME CHARGES AND EXPENSES THAT EXIST IN CONNECTION WITH THE POLICY WILL REDUCE YOUR INVESTMENT RETURN. YOU SHOULD CAREFULLY READ THIS SECTION FOR INFORMATION ABOUT THESE EXPENSES.

INSURANCE CHARGES

     We deduct insurance charges each day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units. The insurance charges include:

     - mortality and expense risk;

     - administrative expense; and

     - distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge is equal, on an annual basis, to .15% of the average daily value of the policy invested in a portfolio, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of the policy invested in a portfolio. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to .10% of the average daily value of the policy invested in a portfolio, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of the policy invested in a portfolio. This charge compensates us for the costs associated with distributing the policies.

WITHDRAWAL CHARGE

     Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in "Withdrawals." During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table on pages 2-3.

     We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the value of your policy remaining. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. THERE ARE RESTRICTIONS ON WHEN YOU CAN WITHDRAW FROM A QUALIFIED PLAN KNOWN AS A SECTION 403(B) TAX-DEFERRED ANNUITY OR A 401(K) PLAN. For more information, you should read "Taxes" beginning on page 16 and the related discussion in our Statement of Additional Information.

     We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us. We do not deduct withdrawal charges for policies issued to our officers, directors or employees and of any of our affiliates. Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

TRANSFER CHARGE


     There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring under Automatic Dollar Cost Averaging or Asset Rebalancing are taken into account when determining any transfer fees assessed.


POLICY MAINTENANCE CHARGE AND FUND EXPENSES

     We deduct $30 from your policy every year as a policy maintenance charge. Although we reserve the right to change the policy maintenance charge, it will never be more than $36 per year. The charge will be deducted pro-rata from the accounts. During the accumulation phase, the policy maintenance charge will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the charge pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

     There are also deductions from and expenses paid out of the assets of the various portfolios which are described in the attached prospectuses for the funds.

TAXES

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                  WITHDRAWALS

     You can only make partial and total withdrawals during the accumulation phase of your policy. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The withdrawal charge, the policy maintenance charge or any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must tell us using a form we accept. After a withdrawal, the value of your policy cannot be less than $100. INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

     Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see "Taxes" and the discussion in our Statement of Additional Information.

SYSTEMATIC WITHDRAWAL PROGRAM

     After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed on page 11. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. INCOME TAXES AND TAX PENALTIES MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     - trading on the New York Stock Exchange is restricted;

     - an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares;

     - during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the guaranteed interest account for the period permitted by law but not for more than six months.

                                     LOANS

     If you purchased your policy under a 403(b) tax-deferred annuity qualified plan, we may make a loan to you at any time before you begin receiving annuity payments. However, we will not make any loans during your first policy year. The value of your policy in the guaranteed interest account serves as the security for the loan. The loan cannot be more than $50,000 or one-half of the value of your policy in the guaranteed interest account, whichever amount is less. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $2,500. We can change this amount at our discretion.

     If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable. If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.

     Upon your death, the beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the guaranteed interest account will be reduced by the loan balance.

                                 DEATH BENEFIT

DEATH BENEFIT AMOUNT

     The death benefit will be the greater of: (1) the purchase payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death and an election for the payment period.

DEATH OF OWNER BEFORE ANNUITY DATE

     If you or any joint owner dies before the annuity date, the death benefit will be paid to your beneficiary. When any joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person chosen as a beneficiary at the time of death will be treated as a contingent beneficiary. The death benefit will be paid under one of the death benefit options discussed below.

DEATH BENEFIT OPTIONS

     If you or any joint owner dies before the annuity date, a beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

     - lump sum payment;

     - payment of the entire death benefit within five years of the date of your death or the death of any joint owner; or

     - payment of the death benefit under any annuity option. If this option is chosen, the annuity must be distributed over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and the distribution must begin within one year of the date of your death or any joint owner's death.

     Any portion of the death benefit not applied under an annuity option within one year of the date of death must be distributed within five years of the date of death.

     If the beneficiary is your spouse, he or she may:

     - choose to continue the policy in his or her own name at the current value of the policy;

     - choose a lump sum payment of the death benefit; or

     - apply the death benefit to an annuity option.

     If the deceased owner was also the annuitant and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

     If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the suspension or deferral payments provision is in effect. Payment to the beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

DEATH OF ANNUITANT BEFORE THE ANNUITY DATE

     If you are not the annuitant and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the owner is a non-individual (e.g., a corporation), the death of the annuitant will be treated as the death of the owner.

DEATH OF OWNER AFTER THE ANNUITY DATE

     If you, or any joint owner who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death or such joint owner's death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH OF ANNUITANT AFTER THE ANNUITY DATE

     If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant's death.

                                  PERFORMANCE


     We may periodically advertise performance based on the historical performance of the various portfolios. We calculate cumulative total return performance for various time periods by subtracting the initial investment from the value at the end of the period, dividing the result by the initial investment (the hypothetical initial investment is assumed to be $1,000.00) and converting the quotient to a percentage. This performance number reflects the deduction of insurance charges, the policy maintenance charge and expenses of the portfolios, but may or may not include the withdrawal charge. Results calculated without the withdrawal charge will be higher than if the withdrawal charge were included.



     We may also advertise compound average annual total return information. We determine compound average annual total return in the same way that we determine cumulative return performance except that the results are annualized and the withdrawal charge will not be deducted. Any advertisement will also include average annual total return figures (standardized average annual total return). These figures reflect the deduction of insurance charges, the policy maintenance charge, withdrawal charges and the expenses of the portfolio.


     At times, we calculate performance during a time period that is before the date on which we offered the policies for the first time. In such instances, we base performance on the historical performance of the portfolio, modified to reflect the charges and expenses of the AFAdvantage Variable Annuity(R). Accordingly, we evaluate a portfolio's performance as if the policies existed during the period stated in the advertisement. These figures should not be interpreted to reflect actual historic performance. Past performance does not guarantee future results of the portfolios. Performance will also include the actual performance since addition of the portfolio to the separate account.

     We have included more detailed information about calculating performance in the Statement of Additional Information.

                                     TAXES

     THE FOLLOWING GENERAL TAX DISCUSSION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY POLICIES IN GENERAL

     The rules of the Internal Revenue Code which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs -- either as a withdrawal or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

     You will be taxed on the amount of any withdrawal that is attributable to earnings. Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy. This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income. The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

TAX TREATMENT OF WITHDRAWALS

     If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy. Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit-Sharing/401(k) Plans.

     If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

  Non-Qualified Policies

     If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments. In most cases, withdrawn earnings are considered income.

     Any amount you receive which is considered income may be subject to a 10% tax penalty. Some distributions that are excepted from the 10% penalty are listed below:

     - on or after the date on which the taxpayer reaches age 59 1/2;

     - after the policy holder dies;

     - if the taxpayer becomes totally disabled (as that term is defined in the Code);

     - in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

     - under an immediate annuity; or

     - from amounts which come from purchase payments made before August 14, 1982. Certain other exemptions may also be available.

     When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

     The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

  Qualified Policies

     The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the retirement plan. The Internal Revenue Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred

Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit-Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to distributions:

     - if the distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2;

     - following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is was defined in Section 72(m)(7) of the Code);

     - made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

     - to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;

     - made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

     - distributions made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;

     - distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     - from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of such person for the taxable year; and

     - from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

     The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

  Tax-Deferred Annuities and 401(k) Plans

     The Internal Revenue Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

     - reaches age 59 1/2;

     - leaves his/her job;

     - dies; or

     - becomes disabled (as that term is defined in the Code).

     A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

DIVERSIFICATION

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                               OTHER INFORMATION

AMERICAN FIDELITY ASSURANCE COMPANY

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia.

     Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. We have been a wholly-owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises, A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

SEPARATE ACCOUNT B

     We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage Variable Annuity(R) policies. The inception date for Separate Account B was October 27, 1997 when its registration with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 became effective. The Separate Account is divided into 11 sub-accounts.

     We hold Separate Account B's assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account's assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AFAdvantage Variable Annuity(R).

LEGAL PROCEEDINGS

     There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

FINANCIAL STATEMENTS


     Our financial statements and Separate Account B's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.


                              TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION


                                                              PAGE
                                                              ----
General Information and History of the Company..............    1
Legal Opinions..............................................    1
Underwriter.................................................    1
Calculation of Performance Data.............................    2
Federal Tax Status..........................................    8
Annuity Provisions..........................................   19
Financial Statements........................................   20

------------------------------------   ---------------
------------------------------------   PLACE
------------------------------------   STAMP
                                       HERE
                                       ---------------

                      American Fidelity Assurance Company
                      P.O. Box 25523
                      Oklahoma City, OK 73125-0523

                      Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:


[ ]  AFAdvantage Variable Annuity    [ ]  Dreyfus Stock Index Fund
[ ]  American Fidelity Dual          [ ]  Dreyfus Variable Investment
     Strategy Fund, Inc.                  Fund
[ ]  The Dreyfus Socially            [ ]  Merrill Lynch Variable Series
     Responsible Growth Fund, Inc.        Fund, Inc.


Name
          ------------------------------------------------------------
          (please print)
Address
          ------------------------------------------------------------
          (please print)

          ------------------------------------------------------------
          (please print)

          ------------------------------------------------------------
          (please print)

                          AFADVANTAGE VARIABLE ANNUITY


                                   ISSUED BY

                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                                      AND
                      AMERICAN FIDELITY ASSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 2000

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2000 for the AFAdvantage Variable Annuity.

The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus,

      write to us at:              call us at:          e-mail us at:
      P.O. Box 25523,            (800) 662-1106     va.help@af-group.com
Oklahoma City, OK 73125-0523

                                TABLE OF CONTENTS



                                                                     PAGE
                                                                     ----
GENERAL INFORMATION AND HISTORY OF THE COMPANY ..................      1

LEGAL OPINIONS ..................................................      1

UNDERWRITER .....................................................      1

CALCULATION OF PERFORMANCE DATA .................................      2

FEDERAL TAX STATUS ..............................................      8

ANNUITY PROVISIONS ..............................................     19

FINANCIAL STATEMENTS ............................................     20

                 GENERAL INFORMATION AND HISTORY OF THE COMPANY

American Fidelity Assurance Company ("Company") was organized in the State of Oklahoma in 1960 and during its existence has never changed its name. Neither the sales of variable annuity contracts nor the sales of any other insurance product by the Company have ever been suspended by any state where the Company has done or is presently doing business.

The Company is a wholly-owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership.

                                 LEGAL OPINIONS

McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Policies.

                                  UNDERWRITER

American Fidelity Securities, Inc., a wholly-owned subsidiary of the Company, is the principal underwriter for the annuity policies and acts as the distributor. The offering is on a continuous basis.

                     CALCULATION OF PERFORMANCE DATA

From time to time, the Company may advertise performance data as described in the Prospectus. All performance advertising will include quotations of standardized average annual total return, calculated in accordance with standard methods prescribed by the rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in a Portfolio on the first day of the period at the offering price, which is the Accumulation Unit Value per unit (initial investment) and computing the ending redeemable value (redeemable value) of that investment at the end of the period. The average annual total return (T) is computed by equating the redeemable value (ERV) with the initial hypothetical $1,000 investment (P) over a period of years (n) according to the following formula:
ERV = P (1+T)**n (where "**n" means to the nth power). Standardized average annual total return reflects the expenses of the Portfolio, the deduction of a policy maintenance charge, mortality and expense risk, distribution expense and administrative charges. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states. Cumulative total return may also be provided. Cumulative total return is calculated the same way as average annual total return except the results are not annualized.

Nonstandardized compound average annual return and nonstandardized cumulative total return may also be advertised. Nonstandardized compound average annual return and nonstandardized cumulative total return will not include the withdrawal charge and may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return and cumulative total return.


The standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Portfolio has been in existence if it has not been in existence for one of the prescribed periods. If Accumulation Units for the Policies have not been in existence for as long as the corresponding Portfolio, the standardized average annual total return and nonstandardized total return quotations will show what the investment performance of an initial $1,000.00 investment would have been (reduced by the applicable charges) had they been held in a Portfolio for the period quoted (see below). Standardized average annual total return will also include performance since addition of the Fund to the Separate Account. If the time period since addition to the Separate Account is less than one year, this performance number is not annualized.


Quotations of standardized average annual total return and nonstandardized total returns are based upon historical earnings and will fluctuate. Past performance does not guarantee future results.

Factors affecting the performance of a Portfolio include general market conditions, operating expenses and investment management. An Owner's value upon a withdrawal of a Policy may be more or less than the original Purchase Payment.

PERFORMANCE INFORMATION


The Accumulation Units of the Separate Account have a limited performance history. However, the corresponding Funds have been in existence for some time and consequently have investment performance history. In order to demonstrate how the historical investment experience of the Funds affects Accumulation Unit values, the following performance information was developed. The information is based upon the historical experience of the Funds and is for the periods shown. All calculations reflect the deduction of insurance charges, the policy maintenance charge and the expenses of the portfolio. However, charts 1 and 3 reflect the deduction of the withdrawal charge and charts 2 and 4 do not reflect the deduction of the withdrawal charge.


ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from the examples shown below. Chart 1 shows the standardized average annual total return of the Accumulation Units calculated for a specified period of time assuming an initial Purchase Payment of $1,000 allocated to each Portfolio and a deduction of all charges and deductions (see "Expenses" in the Prospectus). Chart 2 is identical to Chart 1 except that it does not reflect the deduction of the withdrawal charge. Chart 3 shows cumulative total return with the deduction of all charges. Chart 4 shows cumulative total return without the deduction of the withdrawal charge. The performance figures in all 4 charts also reflect the actual fees and expenses paid by each Portfolio. All calculations do not reflect the deduction of any premium taxes.

HISTORICAL PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 1999


CHART 1 - AVERAGE ANNUAL TOTAL RETURN

                                                              10 YEARS     SubAccount     FUND      Since Addition
                                                            or Since Fund   Inception   INCEPTION    to Separate
                                     1 YEAR      5 YEARS      Inception       Date        DATE        Account*1
                                     ------      -------    -------------  ----------   ---------   --------------
AMERICAN FIDELITY DUAL                5.71%       22.55%        13.29%      05/01/99    01/01/70        (2.73)%
   STRATEGY FUND, INC

THE DREYFUS SOCIALLY                 17.10%*      24.05%        19.23%      10/27/97    10/07/93        20.25%
   RESPONSIBLE GROWTH
   FUND, INC

DREYFUS STOCK INDEX                   7.81%*      23.53%        13.69%      10/27/97    09/29/89        14.47%
   FUND

DREYFUS VARIABLE
   INVESTMENT FUND
Growth and Income Portfolio           4.18%*      19.89         16.25%      10/27/97    05/02/94         6.45%
Small Company Stock Portfolio        (2.01)%*       N/A          3.16%      10/27/97    05/01/96        (4.05)%
International Value Portfolio        14.92%         N/A          6.67%      05/01/99    05/01/96         8.25%

MERRILL LYNCH VARIABLE
   SERIES  FUNDS, INC
Prime Bond Fund                     (14.27)%*      2.05%         3.14%      10/27/97    04/20/82        (6.40)%
American Balanced Fund               (4.04)%*      8.97%         6.31%      10/27/97    06/01/88         2.37%
High Current Income Fund             (6.60)%*      3.28%         6.57%      10/27/97    04/20/82        (7.09)%
Small Cap Value Focus Fund           20.86%*      12.40%         8.12%      10/27/97    04/20/82         3.12%
Basic Value Focus Fund                8.31%       14.50%        11.95%      05/01/99    07/01/93       (11.01)%

CHART 2 - COMPOUND AVERAGE ANNUAL RETURN (WITHOUT WITHDRAWAL CHARGES)

                                                                10 YEARS          SubAccount        FUND       Since Addition
                                                              or Since Fund       Inception      INCEPTION      to Separate
                                     1 YEAR      5 YEARS        Inception           Date            DATE         Account*(1)
                                     ------      -------      -------------       ---------      ---------     --------------
AMERICAN FIDELITY DUAL               13.71%       23.25%        13.29%            05/01/99       01/01/70           5.27%
   STRATEGY FUND, INC.

THE DREYFUS SOCIALLY                 25.10%*      24.72%        19.58%            10/27/97       10/07/93          23.16%
  RESPONSIBLE GROWTH
  FUND, INC.

DREYFUS STOCK INDEX                  15.81%*      24.20%        13.69%            10/27/97       09/29/89          17.42%
   FUND

DREYFUS  VARIABLE
   INVESTMENT FUND
Growth and Income Portfolio          12.18%*      20.65%        16.81%            10/27/97        05/02/94          9.20%
Small Company Stock Portfolio         5.99%*        N/A          4.47%            10/27/97        05/01/96         (1.58)%
International Value Portfolio        22.92%         N/A          8.02%            05/01/99        05/01/96         16.25%

MERRILL LYNCH VARIABLE
   SERIES  FUNDS, INC.
Prime Bond Fund                      (6.81)%*      2.80%         3.14%            10/27/97        04/20/82         (3.99)%
American Balanced Fund                3.96%*       9.77%         6.31%            10/27/97        06/01/88          5.01%
High Current Income Fund              1.40%*       4.04%         6.57%            10/27/97        04/20/82         (4.69)%
Small Cap Value Focus Fund           28.86%*      13.23%         8.12%            10/27/97        04/20/82          5.78%
Basic Value Focus Fund               16.31%       15.34%        12.26%            05/01/99        07/01/93         (3.27)%



*Actual performance of separate account accumulation units instead of proforma calculation using historical portfolio performance less applicable charges.

(1) If less than one year, reflects total return for the period and is not annualized.

CHART 3 - CUMULATIVE TOTAL RETURN

                                                              10 YEARS                                    Since
                                                              or Since     SubAccount       FUND       Addition to
                                                                Fund        Inception     INCEPTION      Separate
                                     1 YEAR      5 YEARS      Inception       Date          DATE         Account*
                                     ------      -------      ---------     ---------     ---------     ---------
AMERICAN FIDELITY DUAL                5.71%      176.44%       248.20%      05/01/99      01/01/70        (2.73)%
   STRATEGY FUND, INC.

THE DREYFUS SOCIALLY                 17.10%*     193.78%       199.43%      10/27/97      10/07/93        49.43%
   RESPONSIBLE GROWTH
   FUND, INC.

DREYFUS STOCK INDEX                   7.81%*     187.59%       260.91%      10/27/97      09/29/89        34.21%
   FUND

DREYFUS  VARIABLE
   INVESTMENT FUND
Growth and Income Portfolio           4.18%*     147.65        134.81%      10/27/97      05/02/94        14.59%
Small Company Stock Portfolio        (2.01)%*       N/A         12.11%      10/27/97      05/01/96        (8.62)%
International Value Portfolio        14.92%         N/A         26.75%      05/01/99      05/01/96         8.25%

MERRILL LYNCH VARIABLE
   SERIES FUNDS, INC.

Prime Bond Fund                     (14.27)%*     10.67%        36.18%      10/27/97      04/20/82       (13.42)%
American Balanced Fund               (4.04)%*     53.66%        84.33%      10/27/97      06/01/88         5.23%
High Current Income Fund             (6.60)%*     17.54%        88.94%      10/27/97      04/20/82       (14.79)%
Small Cap Value Focus Fund           20.86%*      79.44%       118.24%      10/27/97      04/20/82         6.91%
Basic Value Focus Fund                8.31%       96.81%       108.36%      05/01/99      07/01/93       (11.01)%

CHART 4 - CUMULATIVE TOTAL RETURN WITHOUT WITHDRAWAL CHARGES

                                                              10 YEARS                               Since
                                                              or Since    SubAccount    FUND        Addition
                                                                Fund      Inception   INCEPTION    to Separate
                                     1 YEAR      5 YEARS      Inception     Date        DATE         Account*
                                     ------      -------      ---------   ---------   ---------    -----------
AMERICAN FIDELITY DUAL               13.71%      184.44%        248.20%   05/01/99    01/01/70       5.27%
   STRATEGY FUND, INC.

THE DREYFUS SOCIALLY                 25.10%*     201.78%        204.91%   10/27/97    10/07/93      57.43%
   RESPONSIBLE GROWTH
   FUND, INC.

DREYFUS STOCK INDEX                  15.81%*     195.59%        260.91%   10/27/97    09/29/89      41.87%
   FUND

DREYFUS  VARIABLE
   INVESTMENT FUND
Growth and Income Portfolio          12.18%*     155.65%        141.33%   10/27/97    05/02/94      21.13%
Small Company Stock Portfolio         5.99%*       N/A           17.39%   10/27/97    05/01/96      (3.40)%
International Value Portfolio        22.92%        N/A           32.72%   05/01/99    05/01/96      16.25%

MERRILL LYNCH VARIABLE
   SERIES FUNDS, INC.
Prime Bond Fund                      (6.81)%*     14.80%         36.18%   10/27/97    04/20/82      (8.48)%
American Balanced Fund                3.96%*      59.40%         84.33%   10/27/97    06/01/88      11.24%
High Current Income Fund              1.40%*      21.92%         88.94%   10/27/97    04/20/82      (9.93)%
Small Cap Value Focus Fund           28.86%*      86.14%        118.24%   10/27/97    04/20/82      13.01%
Basic Value Focus Fund               16.31%      104.16%        112.18%   05/01/99    07/01/93      (3.27)%


*Actual performance of separate account accumulation units instead of proforma calculation using historical portfolio performance less applicable changes.

                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a Policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For Non-Qualified Policies, this cost basis is generally the Purchase Payments, while for Qualified Policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Policy (adjusted for any period certain or refund feature) bears to the expected return under the Policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a Policy issued pursuant to a Qualified Plan is generally determined by dividing the cost-basis of the Policy by the anticipated number of payments to be made under the Policy. Payments received after the investment in the Policy has been recovered (i.e. when the total of the excludable amounts equal the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Policy within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Policies should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Policy as an annuity contract would result in imposition of federal income tax to the Policy Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that annuity contracts such as the Policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds underlying the Policies will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner is ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to receipt of payments under the Policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

MULTIPLE POLICIES

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

POLICIES OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Policies will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Policies held by a trust or other entity as an agent for a natural person nor to Policies held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Policy to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Policy may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Policies.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED POLICIES

The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified Policy when the Owner of such Policy is a natural person. As described above, different rules may apply to an Owner of a non-qualified Policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified Policy will be treated as an "annuity policy" under the Code.

TAX TREATMENT OF WITHDRAWALS, SURRENDERS AND DISTRIBUTIONS

The cost basis of a non-qualified Policy is generally the sum of the purchase payments for the Policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified Policy that exceeds the portion of the cost basis (or principal) of the Policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified Policy represents the increase in the value of the Policy. The taxable portion of a payment from a non-qualified Policy is generally taxed at the taxpayer's marginal income tax rate.

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from a non-qualified Policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified Policy will be treated as coming first from earnings (which represent the increase in the value of the Policy). This portion of the withdrawal will be included in the taxpayer's income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer's principal in the Policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified Policy contains investments made prior to August 14, 1982, a partial withdrawal from the Policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If a taxpayer surrenders a non-qualified Policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer's then remaining cost basis in the Policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

TAX TREATMENT OF ANNUITY PAYMENTS

If a taxpayer receives annuity payments from a non-qualified Policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the Policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the Policy at the time the annuity payments begin by the expected return under the Policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

PENALTY TAX ON DISTRIBUTIONS

Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer's income will apply to any distribution received from a non-qualified Policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

         o A distribution that is made on or after the date the taxpayer reaches age 59 1/2.

         o A distribution that is made on or after the death of the Owner.

         o A distribution that is made when the taxpayer is totally disabled.

         o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint Beneficiary.

         o A part of a distribution that is attributable to investment in the Policy prior to August 14, 1982.

         o A distribution that is paid as an immediate annuity (within the meaning of Section 72(u)(4) of the Code).

REQUIRED DISTRIBUTIONS

To qualify as an "annuity policy" under the Code, a non-qualified Policy must meet certain distribution requirements. Generally, if the Owner/Annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified Policy either must be distributed within 5 years of death or must begin to be paid within one year of death under a method that will pay the entire value of the Policy over the life (or life expectancy) of the Beneficiary under the Policy. Special rules apply, however, if the Beneficiary under the Policy is the surviving spouse of the Owner. If the Owner's spouse is the Beneficiary under the Policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original Owner of the Policy. If the Owner/Annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the Annuitant who is not the Owner of the Policy do not qualify for the death of the Owner exception to the 10% penalty tax described above, unless another exception applies.

The above information does not apply to Qualified Policies. However, separate tax withdrawal penalties and restrictions apply to such Qualified Policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

QUALIFIED PLANS

The Policies offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum Purchase Payment requirements, the Policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a Qualified Plan.

Policies issued pursuant to Qualified Plans include special provisions restricting Policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Policies issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the Policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Policies" and "Tax-Sheltered Annuities and 401(k) Plans - Withdrawal Limitations.") Employee loans are allowed under these Policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Policies.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2; on the individual's death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 PLANS

Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of Policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

CORPORATE PENSION AND PROFIT-SHARING/401(K) PLANS

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of Policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED POLICIES

The following discussion explains how the general principles of tax-deferred investing apply to Policies issued pursuant to Qualified Plans.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A CORPORATE PENSION OR PROFIT-SHARING/401(k) OR H.R. 10 PLAN

If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER

In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or a Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

          o To a traditional individual retirement arrangement under Section 408 of the Code.

          o To another Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code (if the distribution is from such a plan).

          o To a Section 403(b) Tax-Sheltered Annuity (if the distribution is from a Section 403(b) Tax-Sheltered Annuity).

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or Section 403(b) Tax-Sheltered Annuity will be an eligible rollover distribution EXCEPT to the extent:

          o It represents the return of "after-tax" contributions or is not otherwise includable in income.

          o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years.

          o It is a required minimum distribution under Section 401(a)(9) of the Code as described below.

          o It is made from a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan by reason of a hardship.

Required minimum distributions under Section 401(a)(9) include the following required payments:

          o If the Plan is an Individual Retirement Annuity, required payments for the calendar year in which the taxpayer reaches age 70 1/2 or any later calendar year.

          o If the plan is a Corporate Pension or Profit-Sharing/401(k), H.R. 10, or Tax-Sheltered Annuity (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), required payments for the later of the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayer who are more than 5% owners.

The administrator of the applicable Qualified Plan should provide additional information about these rollover tax rules when a distribution is made.

DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS

If any distribution is made from a Qualified Policy issued pursuant to a Qualified Plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the Policy (and any other cost basis in the Policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the "after-tax" contributions and other cost basis in the Policy at the time the annuity payments begin by the anticipated number of payments to be made under the Policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

PENALTY TAX ON WITHDRAWALS

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

          o A distribution that is made on or after the date the taxpayer reaches age 59 1/2.

          o A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account.

          o    A distribution that is made on or after the death of the Owner.

          o A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code).

          o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint Beneficiary under the Qualified Policy (and, with respect to Qualified Policies issued pursuant to Corporate Pension and Profit-Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan).

          o A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55.

          o A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical care under Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions).

          o A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities).

          o Distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been reemployed for at least 60 days).

          o Distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year.

          o Distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

REQUIRED DISTRIBUTIONS

Distributions from a Policy issued pursuant to a Qualified Plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

          o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70 1/2.

          o If the Qualified Plan is a Corporate Pension or Profit-Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year in which the taxpayer terminates employment with the employer.

          o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

TAX-SHELTERED ANNUITIES AND 401(k) PLANS - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age
59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Policy value which represents contributions by the Owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TAX-SHELTERED ANNUITIES/LOANS

If a Policy is issued pursuant to a 403(b) Tax-Sheltered Annuity, the Owner may take a loan under the Policy at any time before Annuity Payments begin. However, no loans will be made during the first Policy Year. The security for the loan will be the value of the Policy invested in the Guaranteed Interest Account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the Policy in the Guaranteed Interest Account. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount if $2,500 (which can be changed at our discretion).

If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and penalties, if applicable.


                               ANNUITY PROVISIONS

VARIABLE ANNUITY PAYOUT

An Owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the Portfolios in accordance with the allocation of the value of the Policy to the Portfolios during the Annuity Period. Variable annuity payments are not guaranteed as to dollar amount.

The Company will determine the number of Annuity Units payable for each payment by dividing the dollar amount of the first annuity payment by the Annuity Unit value for each applicable Portfolio on the Annuity Date. This sets the number of Annuity Units for each applicable Portfolio. The number of Annuity Units payable remains the same unless an Owner transfers a portion of the annuity benefit to another Portfolio or to a fixed annuity. The dollar amount is not fixed and will change from month to month.

The dollar amount of the variable annuity payments for each applicable Portfolio after the first payment is determined by multiplying the fixed number of Annuity Units per payment in each Portfolio by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Portfolio. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

VARIABLE ANNUITY UNIT

The value of any annuity unit for each Portfolio was arbitrarily set initially at $10. The Annuity Unit value at the end of any subsequent valuation period is determined as follows:

         1. The net investment factor for the current valuation period is multiplied by the value of the Annuity Unit for the Fund for the immediately preceding valuation period.

         2. The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

An Owner can choose either a 3%, 4%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment. Choice of a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate. Payments will decrease whenever the actual return is less than the chosen rate.

FIXED ANNUITY PAYOUT

The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% Annuity Table. The fixed annuity provides a 3% annual guaranteed interest rate on all Annuity Options. The Company may pay or credit excess interest on a fixed annuity at its discretion.

                              FINANCIAL STATEMENTS

Following are the financial statements of the Separate Account and the Company. The financial statements of the Separate Account as of and for the year ended December 31, 1999 and the financial statements of the Company as of December 31, 1999 and 1998 and for each of the years in the three-year period ended December 31, 1999, have been audited by KPMG LLP. The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
American Fidelity Assurance Company:


We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Dual Strategy Fund, Prime Bond, American Balanced, High Current Income, Special Value Focus, International Equity Focus, and Basic Value Focus Segregated Sub-Accounts of American Fidelity Separate Account B (Account B) as of December 31, 1999, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of Account B's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1999 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Dual Strategy Fund, Prime Bond, American Balanced, High Current Income, Special Value Focus, International Equity Focus and Basic Value Focus Segregated Sub-Accounts of American Fidelity Separate Account B as of December 31, 1999, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.





January 21, 2000

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                      Statements of Assets and Liabilities

                               December 31, 1999


                                                                           SEGREGATED SUB-ACCOUNTS
                                                                   ----------------------------------------
                                                                    SOCIALLY                       GROWTH
                                                                   RESPONSIBLE      STOCK           AND
                                      ASSETS                         GROWTH         INDEX          INCOME
                                                                   -----------    ----------     ----------
Investments:
    Dreyfus Socially Responsible Growth Fund, Inc.
      (59,977 shares at net asset value of $39.070 per share)
      (cost $1,962,571)                                            $2,343,309             --             --

    Dreyfus Stock Index Fund (169,625 shares at net asset
      value of $38.450 per share) (cost $5,648,901)                        --      6,522,086             --

    Dreyfus Variable Investment Fund:
      Growth and Income Portfolio (72,402 shares at net
      asset value of $25.480 per share) (cost $1,651,264)                  --             --      1,844,795

      Small Company Stock Portfolio (49,838 shares at net
      asset value of $16.690 per share) (cost $728,684)                    --             --             --

      International Value Portfolio (5,221 shares at net
      asset value of $15.670 per share) (cost $79,155)                     --             --             --

    American Fidelity Dual Strategy Fund, Inc. (107,411 shares at net asset value of $11.850 per Share)
       (Cost $1,184,974)
                                                                   ----------     ----------     ----------
                        Total assets                                2,343,309      6,522,086      1,844,795

                                    LIABILITIES

    Accounts payable                                                       96            267             75
                                                                   ----------     ----------     ----------
                        Total liabilities                                  96            267             75
                                                                   ----------     ----------     ----------
Net assets                                                         $2,343,213      6,521,819      1,844,720
                                                                   ==========     ==========     ==========
Accumulation units outstanding                                        138,362        426,172        140,249
                                                                   ==========     ==========     ==========
Net asset value per unit                                           $   16.935         15.303         13.153
                                                                   ==========     ==========     ==========


                                                                                SEGREGATED SUB-ACCOUNTS
                                                                        ----------------------------------------
                                                                          SMALL                          DUAL
                                                                         COMPANY     INTERNATIONAL     STRATEGY
                                      ASSETS                              STOCK          VALUE           FUND
                                                                        ----------   -------------    ----------
Investments:
    Dreyfus Socially Responsible Growth Fund, Inc.
      (59,977 shares at net asset value of $39.070 per share)
      (cost $1,962,571)                                                         --             --             --

    Dreyfus Stock Index Fund (169,625 shares at net asset
      value of $38.450 per share) (cost $5,648,901)                             --             --             --

    Dreyfus Variable Investment Fund:
      Growth and Income Portfolio (72,402 shares at net
      asset value of $25.480 per share) (cost $1,651,264)                       --             --             --

      Small Company Stock Portfolio (49,838 shares at net
      asset value of $16.690 per share) (cost $728,684)                    831,802             --             --

      International Value Portfolio (5,221 shares at net
      asset value of $15.670 per share) (cost $79,155)                          --         81,806             --

    American Fidelity Dual Strategy Fund, Inc. (107,411 shares at net asset value of $11.850 per Share)
       (Cost $1,184,974)                                                                               1,272,495
                                                                        ----------     ----------     ----------
                        Total assets                                       831,802         81,806      1,272,495

                                    LIABILITIES

    Accounts payable                                                            34              4             52
                                                                        ----------     ----------     ----------
                        Total liabilities                                       34              4             52
                                                                        ----------     ----------     ----------
Net assets                                                                 831,768         81,802      1,272,443
                                                                        ==========     ==========     ==========
Accumulation units outstanding                                              78,432          6,860        117,520
                                                                        ==========     ==========     ==========
Net asset value per unit                                                    10.605         11.925         10.827
                                                                        ==========     ==========     ==========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                      Statements of Assets and Liabilities

                               December 31, 1999


                                                                            SEGREGATED SUB-ACCOUNTS
                                                                     -------------------------------------
                                                                                                   HIGH
                                                                       PRIME       AMERICAN       CURRENT
                        ASSETS                                         BOND        BALANCED       INCOME
                                                                     ---------     ---------     ---------
Investments:
    Merrill Lynch Variable Series Funds, Inc.:
      Merrill Lynch Prime Bond Fund (39,922 shares at net
      asset value of $11.140 per share) (cost $474,126)              $ 444,732            --            --

      Merrill Lynch American Balanced Fund (69,495 shares
      at net asset value of $14.800 per share) (cost $1,063,492)            --     1,028,526            --

      Merrill Lynch High Current Income Fund (7,447 shares
      at net asset value of $9.590 per share) (cost $75,526)                --            --        71,414

      Merrill Lynch Special Value Focus Fund (12,198 shares
      at net asset value of $23.350 per share) (cost $235,927)              --            --            --

      Merrill Lynch International Equity Fund
      Focus Fund (6,745 shares at net asset value of $13.990
      per share) (cost $69,314)                                             --            --            --

      Merrill Lynch Basic Value Focus Fund (3,4534 shares at
      net asset value of $13.600 per share) (cost $49,094)                  --            --            --
                                                                     ---------     ---------     ---------
               Total assets                                            444,732     1,028,526        71,414

                       LIABILITIES

Accounts payable                                                            18            42             3
                                                                     ---------     ---------     ---------
                    Total liabilities                                       18            42             3
                                                                     ---------     ---------     ---------
Net assets                                                           $ 444,714     1,028,484        71,411
                                                                     =========     =========     =========
Accumulation units outstanding                                          44,285        84,943         7,200
                                                                     =========     =========     =========
Net asset value per unit                                             $  10.042        12.108         9.918
                                                                     =========     =========     =========


                                                                            SEGREGATED SUB-ACCOUNTS
                                                                     -------------------------------------
                                                                      SPECIAL    INTERNATIONAL     BASIC
                                                                       VALUE         EQUITY        VALUE
                        ASSETS                                         FOCUS         FOCUS         FOCUS
                                                                     ---------   -------------   ---------
Investments:
    Merrill Lynch Variable Series Funds, Inc.:
      Merrill Lynch Prime Bond Fund (39,922 shares at net
      asset value of $11.140 per share) (cost $474,126)                     --            --            --

      Merrill Lynch American Balanced Fund (69,495 shares
      at net asset value of $14.800 per share) (cost $1,063,492)            --            --            --

      Merrill Lynch High Current Income Fund (7,447 shares
      at net asset value of $9.590 per share) (cost $75,526)                --            --            --

      Merrill Lynch Special Value Focus Fund (12,198 shares
      at net asset value of $23.350 per share) (cost $235,927)         284,819            --            --

      Merrill Lynch International Equity Fund
      Focus Fund (6,745 shares at net asset value of $13.990
      per share) (cost $69,314)                                             --        94,370            --

      Merrill Lynch Basic Value Focus Fund (3,4534 shares at
      net asset value of $13.600 per share) (cost $49,094)                  --            --        46,969
                                                                     ---------     ---------     ---------
               Total assets                                            284,819        94,370        46,969

                    LIABILITIES

Accounts payable                                                            11             4             2
                                                                     ---------     ---------     ---------
                    Total liabilities                                       11             4             2
                                                                     ---------     ---------     ---------
Net assets                                                             284,808        94,366        46,967
                                                                     =========     =========     =========
Accumulation units outstanding                                          23,027         6,241         4,710
                                                                     =========     =========     =========
Net asset value per unit                                                12.368        15.121         9.973
                                                                     =========     =========     =========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                            Statements of Operations

                          Year ended December 31, 1999


                                                                              SEGREGATED SUB-ACCOUNTS
                                                                      ---------------------------------------
                                                                      SOCIALLY                        GROWTH
                                                                     RESPONSIBLE       STOCK           AND
                                                                       GROWTH          INDEX          INCOME
                                                                     -----------     ---------      ---------
Investment income (loss):
    Investment income distributions from underlying mutual fund       $     288         45,322          7,433
                                                                      ---------      ---------      ---------
    Less expenses (note 2):
      Mortality and risk                                                 15,263         46,898         14,980
      Administration                                                      1,832          5,628          1,798
      Distribution                                                        1,221          3,752          1,198
                                                                      ---------      ---------      ---------
             Total expenses                                              18,316         56,278         17,976
                                                                      ---------      ---------      ---------
             Net investment income (loss)                               (18,028)       (10,956)       (10,543)

Realized gains on investments:
    Realized gains distributions from underlying mutual fund             77,620         41,326         55,768
                                                                      ---------      ---------      ---------
    Proceeds from sales                                                  15,820         42,996         15,863
    Cost of investments sold                                             14,322         39,332         14,992
                                                                      ---------      ---------      ---------
                                                                          1,498          3,664            871
                                                                      ---------      ---------      ---------
             Net realized gains on investments                           79,118         44,990         56,639
                                                                      ---------      ---------      ---------

Unrealized appreciation  on investments:
    End of year                                                         380,738        873,185        193,531
    Beginning of year                                                    60,773        178,638         42,636
                                                                      ---------      ---------      ---------
             Change in unrealized appreciation                          319,965        694,547        150,895
                                                                      ---------      ---------      ---------

             Net increase in net assets resulting from operations     $ 381,055        728,581        196,991
                                                                      =========      =========      =========


                                                                              SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------
                                                                       SMALL                          DUAL
                                                                      COMPANY     INTERNATIONAL     STRATEGY
                                                                       STOCK          VALUE           FUND
                                                                     ---------    -------------    ---------
Investment income (loss):
    Investment income distributions from underlying mutual fund             --            198             --
                                                                     ---------      ---------      ---------
    Less expenses (note 2):
      Mortality and risk                                                 7,075            308          3,872
      Administration                                                       849             37            464
      Distribution                                                         566             25            310
                                                                     ---------      ---------      ---------
             Total expenses                                              8,490            370          4,646
                                                                     ---------      ---------      ---------
             Net investment income (loss)                               (8,490)          (172)        (4,646)

Realized gains on investments:
    Realized gains distributions from underlying mutual fund                --          5,112             --
                                                                     ---------      ---------      ---------
    Proceeds from sales                                                 27,373             79         10,662
    Cost of investments sold                                            26,815             79         10,625
                                                                     ---------      ---------      ---------
                                                                           558             --             37
                                                                     ---------      ---------      ---------
             Net realized gains on investments                             558          5,112             37
                                                                     ---------      ---------      ---------

Unrealized appreciation  on investments:
    End of year                                                        103,118          2,651         87,521
    Beginning of year                                                   18,680             --             --
                                                                     ---------      ---------      ---------
             Change in unrealized appreciation                          84,438          2,651         87,521
                                                                     ---------      ---------      ---------

             Net increase in net assets resulting from operations       76,506          7,591         82,912
                                                                     =========      =========      =========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                            Statements of Operations

                          Year ended December 31, 1999


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                   ------------------------------------
                                                                                                                 HIGH
                                                                                    PRIME        AMERICAN       CURRENT
                                                                                    BOND         BALANCED       INCOME
                                                                                   --------      --------      --------
Investment income (loss):
    Investment income distributions from underlying mutual fund                    $ 24,025        38,033         5,333
                                                                                   --------      --------      --------
    Less expenses (note 2):
      Mortality and risk                                                              4,222         8,539           610
      Administration                                                                    507         1,025            73
      Distribution                                                                      338           683            49
                                                                                   --------      --------      --------
              Total expenses                                                          5,067        10,247           732
                                                                                   --------      --------      --------
              Net investment income (loss)                                           18,958        27,786         4,601
                                                                                   --------      --------      --------

Realized gains on investments:
    Realized gains distributions from underlying mutual fund                             --        89,441            --
                                                                                   --------      --------      --------
    Proceeds from sales                                                              15,833         8,428            55
    Cost of investment sold                                                          16,443         8,396            55
                                                                                   --------      --------      --------
                                                                                       (610)           32            --
                                                                                   --------      --------      --------
              Net realized gains (losses) on investments                               (610)       89,473            --

Unrealized appreciation (depreciation) on investments:
    End of year                                                                     (29,394)      (34,966)       (4,112)
    Beginning of year                                                                   925        21,026        (1,476)
                                                                                   --------      --------      --------
              Change in unrealized appreciation (depreciation)                      (30,319)      (55,992)       (2,636)
                                                                                   --------      --------      --------

              Net increase (decrease) in net assets resulting from operations      $(11,971)       61,267         1,965
                                                                                   ========      ========      ========


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                   -----------------------------------
                                                                                   SPECIAL    INTERNATIONAL    BASIC
                                                                                    VALUE        EQUITY        VALUE
                                                                                    FOCUS         FOCUS        FOCUS
                                                                                   --------   -------------   --------
Investment income (loss):
    Investment income distributions from underlying mutual fund                       1,268         4,222          620
                                                                                   --------      --------     --------
    Less expenses (note 2):
      Mortality and risk                                                              2,149         1,187           92
      Administration                                                                    258           142           11
      Distribution                                                                      171            95            7
                                                                                   --------      --------     --------
              Total expenses                                                          2,578         1,424          110
                                                                                   --------      --------     --------
              Net investment income (loss)                                           (1,310)        2,798          510
                                                                                   --------      --------     --------

Realized gains on investments:
    Realized gains distributions from underlying mutual fund                         15,228            --        3,036
                                                                                   --------      --------     --------
    Proceeds from sales                                                               2,092        57,606           34
    Cost of investment sold                                                           2,024        52,947           34
                                                                                   --------      --------     --------
                                                                                         68         4,659           --
                                                                                   --------      --------     --------
              Net realized gains (losses) on investments                             15,296         4,659        3,036

Unrealized appreciation (depreciation) on investments:
    End of year                                                                      48,892        25,056       (2,125)
    Beginning of year                                                                 1,334         4,165           --
                                                                                   --------      --------     --------
              Change in unrealized appreciation (depreciation)                       47,558        20,891       (2,125)
                                                                                   --------      --------     --------

              Net increase (decrease) in net assets resulting from operations        61,544        28,348        1,421
                                                                                   ========      ========     ========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                       Statements of Changes in Net Assets

                          Year ended December 31, 1999


                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                            ---------------------------------------------
                                                                             SOCIALLY                           GROWTH
                                                                            RESPONSIBLE         STOCK            AND
                                                                              GROWTH            INDEX           INCOME
                                                                            -----------      -----------      -----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                                            $   (18,028)         (10,956)         (10,543)
    Net realized gains on investments                                            79,118           44,990           56,639
    Increase in unrealized appreciation on investments                          319,965          694,547          150,895
                                                                            -----------      -----------      -----------
             Net increase in net assets resulting from operations               381,055          728,581          196,991
                                                                            -----------      -----------      -----------

Changes from principal transactions:
    Net purchase payments received (note 3)                                   1,381,089        4,126,312        1,030,016
    Withdrawal of funds (note 3)                                                (15,119)         (41,852)         (15,125)
                                                                            -----------      -----------      -----------
             Increase in net assets derived from principal transactions       1,365,970        4,084,460        1,014,891
                                                                            -----------      -----------      -----------
             Increase in net assets                                           1,747,025        4,813,041        1,211,882

Net assets:
    Beginning of year                                                           596,188        1,708,778          632,838
                                                                            -----------      -----------      -----------
    End of year                                                             $ 2,343,213        6,521,819        1,844,720
                                                                            ===========      ===========      ===========


                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                            ---------------------------------------------
                                                                               SMALL                             DUAL
                                                                              COMPANY       INTERNATIONAL      STRATEGY
                                                                               STOCK            VALUE            FUND
                                                                            -----------     -------------     -----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                                                 (8,490)            (172)          (4,646)
    Net realized gains on investments                                               558            5,112               37
    Increase in unrealized appreciation on investments                           84,438            2,651           87,521
                                                                            -----------      -----------      -----------
             Net increase in net assets resulting from operations                76,506            7,591           82,912
                                                                            -----------      -----------      -----------

Changes from principal transactions:
    Net purchase payments received (note 3)                                     406,042           74,243        1,200,164
    Withdrawal of funds (note 3)                                                (26,932)             (32)         (10,633)
                                                                            -----------      -----------      -----------
             Increase in net assets derived from principal transactions         379,110           74,211        1,189,531
                                                                            -----------      -----------      -----------
             Increase in net assets                                             455,616           81,802        1,272,443

Net assets:
    Beginning of year                                                           376,152               --               --
                                                                            -----------      -----------      -----------
    End of year                                                                 831,768           81,802        1,272,443
                                                                            ===========      ===========      ===========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                       Statements of Changes in Net Assets

                          Year ended December 31, 1999


                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------
                                                                                                           HIGH
                                                                          PRIME          AMERICAN         CURRENT
                                                                           BOND          BALANCED         INCOME
                                                                        ----------      ----------      ----------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                      $   18,958          27,786           4,601
      Net realized gains (losses) on investments                              (610)         89,473              --
      Increase (decrease) in unrealized appreciation on investments        (30,319)        (55,992)         (2,636)
                                                                        ----------      ----------      ----------
                       Net increase (decrease) in net assets
                       resulting from operations                           (11,971)         61,267           1,965

Changes from principal transactions:
      Net purchase payments received (note 3)                              255,241         622,724          45,959
      Withdrawal of funds (note 3)                                         (15,500)         (7,682)           (155)
                                                                        ----------      ----------      ----------
                       Increase (decrease) in net assets derived
                       from principal transactions                         239,741         615,042          45,804
                                                                        ----------      ----------      ----------
                       Increase in net assets                              227,770         676,309          47,769

Net assets:
      Beginning of year                                                    216,944         352,175          23,642
                                                                        ----------      ----------      ----------
      End of year                                                       $  444,714       1,028,484          71,411
                                                                        ==========      ==========      ==========


                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------
                                                                         SPECIAL       INTERNATIONAL       BASIC
                                                                          VALUE           EQUITY           VALUE
                                                                          FOCUS           FOCUS            FOCUS
                                                                        ----------     -------------    ----------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                          (1,310)          2,798             510
      Net realized gains (losses) on investments                            15,296           4,659           3,036
      Increase (decrease) in unrealized appreciation on investments         47,558          20,891          (2,125)
                                                                        ----------      ----------      ----------
                       Net increase (decrease) in net assets
                       resulting from operations                            61,544          28,348           1,421

Changes from principal transactions:
      Net purchase payments received (note 3)                              141,647          40,979          45,546
      Withdrawal of funds (note 3)                                          (1,976)        (56,913)             --
                                                                        ----------      ----------      ----------
                       Increase (decrease) in net assets derived
                       from principal transactions                         139,671         (15,934)         45,546
                                                                        ----------      ----------      ----------
                       Increase in net assets                              201,215          12,414          46,967

Net assets:
      Beginning of year                                                     83,593          81,952              --
                                                                        ----------      ----------      ----------
      End of year                                                          284,808          94,366          46,967
                                                                        ==========      ==========      ==========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                       Statements of Changes in Net Assets

                          Year ended December 31, 1998

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                            ----------------------------------------------------
                                                                             SOCIALLY                    GROWTH        SMALL
                                                                            RESPONSIBLE     STOCK         AND         COMPANY
                                                                              GROWTH        INDEX        INCOME        STOCK
                                                                            ----------    ----------    ----------    ----------
Increase in net assets from operations:
    Net investment income (loss)                                            $   (2,032)        1,317          (626)         (809)
    Net realized gains (losses) on investments                                  22,916         4,357         3,274          (669)
    Increase in unrealized appreciation on investments                          60,773       178,638        42,636        18,680
                                                                            ----------    ----------    ----------    ----------
               Net increase in net assets resulting from operations             81,657       184,312        45,284        17,202

Changes from principal transactions:
    Net purchase payments received (note 3)                                    538,786     1,685,647       613,593       362,476
    Withdrawal of funds (note 3)                                               (24,255)     (161,181)      (26,039)       (3,526)
                                                                            ----------    ----------    ----------    ----------
               Increase in net assets derived from principal transactions      514,531     1,524,466       587,554       358,950
                                                                            ----------    ----------    ----------    ----------
               Increase in net assets                                          596,188     1,708,778       632,838       376,152

Net assets:
    Beginning of year                                                               --            --            --            --
                                                                            ----------    ----------    ----------    ----------
    End of year                                                             $  596,188     1,708,778       632,838       376,152
                                                                            ==========    ==========    ==========    ==========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                       Statements of Changes in Net Assets

                          Year ended December 31, 1998

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                     --------------------------------------------------------------
                                                                                                 HIGH        SPECIAL  INTERNATIONAL
                                                                      PRIME       AMERICAN      CURRENT       VALUE      EQUITY
                                                                       BOND       BALANCED      INCOME        FOCUS      FOCUS
                                                                     ---------    ---------    ---------    --------- -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                        $   2,964       (2,067)         759         (344)        (389)
 Net realized gains (losses) on investments                                 12       (2,041)         (16)        (735)         (56)
 Increase in unrealized appreciation (depreciation)
  on investments                                                           925       21,026       (1,476)       1,334        4,165
                                                                     ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in net assets resulting from operations      3,901       16,918         (733)         255        3,720

Changes from principal transactions:
 Net purchase payments received (note 3)                               215,155      391,488       25,852       87,244       78,722
 Withdrawal of funds (note 3)                                           (2,112)     (56,231)      (1,477)      (3,906)        (490)
                                                                     ---------    ---------    ---------    ---------    ---------
   Increase in net assets derived from principal transactions          213,043      335,257       24,375       83,338       78,232
                                                                     ---------    ---------    ---------    ---------    ---------
   Increase in net assets                                              216,944      352,175       23,642       83,593       81,952

Net assets:
 Beginning of year                                                          --           --           --           --           --
                                                                     ---------    ---------    ---------    ---------    ---------
 End of year                                                         $ 216,944      352,175       23,642       83,593       81,952
                                                                     =========    =========    =========    =========    =========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                              Financial Highlights

                          Year ended December 31, 1999

                                                            PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES
                                                            ------------------------------------------------
                                                                      Segregated Sub-Accounts
                                                            ------------------------------------------------
                                                             Socially                              Growth
                                                            Responsible          Stock              and
                                                             Growth              Index             Income
                                                            ------------       -----------       -----------
Investment income and expenses:
 Investment income                                          $     0.003             0.163             0.073
  Operating expenses                                              0.211             0.202             0.176
                                                            -----------        ----------        ----------
    Net investment income (loss)                                 (0.208)           (0.039)           (0.103)

Capital changes:
 Net realized and unrealized gains from securities                3.927             2.461             1.833
                                                            -----------        ----------        ----------
 Net increase in accumulation unit value                          3.719             2.422             1.730

 Accumulation unit value, beginning of period                    13.216            12.881            11.423
                                                            -----------        ----------        ----------
 Accumulation unit value, end of period                     $    16.935            15.303            13.153
                                                            ===========        ==========        ==========
Number of accumulation units outstanding, end of period         138,362           426,172           140,249
                                                            ===========        ==========        ==========



                                                           PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES
                                                           ------------------------------------------------
                                                                      Segregated Sub-Accounts
                                                           ------------------------------------------------
                                                             Small                                  Dual
                                                            Company         International          Strategy
                                                             Stock             Value                Fund
                                                           ----------       ------------          ---------
Investment income and expenses:
 Investment income                                             0.000            0.053                0.000
  Operating expenses                                           0.141            0.100                0.090
                                                           ---------         --------             --------
    Net investment income (loss)                              (0.141)          (0.047)              (0.090)

Capital changes:
 Net realized and unrealized gains from securities             1.013            1.972                0.917
                                                           ---------         --------             --------
 Net increase in accumulation unit value                       0.872            1.925                0.827

 Accumulation unit value, beginning of period                  9.733           10.000               10.000
                                                           ---------         --------             --------
 Accumulation unit value, end of period                       10.605           11.925               10.827
                                                           =========         ========             ========
Number of accumulation units outstanding, end of period       78,432            6,860              117,520
                                                           =========         ========             ========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                              Financial Highlights

                          Year ended December 31, 1999

                                                              PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES
                                                              ------------------------------------------------
                                                                       SEGREGATED SUB-ACCOUNTS
                                                                   -----------------------------------
                                                                                               HIGH
                                                                     PRIME       AMERICAN     CURRENT
                                                                     BOND        BALANCED     INCOME
                                                                   ----------    ---------   ---------
Investment income and expenses:
 Investment income                                                 $    0.706         0.622       1.035
 Operating expenses                                                     0.149         0.168       0.142
                                                                   -----------    ----------   ---------
   Net investment income (loss)                                         0.557         0.454       0.893

Capital changes:
 Net realized and unrealized gains (losses) from securities            (0.955)        0.329      (0.477)
                                                                   -----------    ----------   ---------
 Net increase (decrease) in accumulation unit value                    (0.398)        0.783       0.416
 Accumulation unit value, beginning of period                          10.440        11.325       9.502
                                                                   -----------    ----------   ---------
 Accumulation unit value, end of period                            $   10.042        12.108       9.918
                                                                   ===========    ==========   =========
Number of accumulation units outstanding, end of period                44,285        84,943       7,200
                                                                   ===========    ==========   =========


                                                              PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES
                                                              -=----------------------------------------------
                                                                       SEGREGATED SUB-ACCOUNTS
                                                                   -----------------------------------
                                                                    SPECIAL    INTERNATIONAL   BASIC
                                                                     VALUE        EQUITY       VALUE
                                                                     FOCUS        FOCUS        FOCUS
                                                                   ----------  ------------- ---------
 Investment income                                                     0.073        0.552       0.412
 Operating expenses                                                    0.149        0.186       0.073
                                                                   ----------    ---------   ---------
   Net investment income (loss)                                       (0.076)       0.366       0.339

Capital changes:
 Net realized and unrealized gains (losses) from securities            3.065        3.604      (0.366)
                                                                   ----------    ---------   ---------
 Net increase (decrease) in accumulation unit value                    2.989        3.970      (0.027)
 Accumulation unit value, beginning of period                          9.379       11.151      10.000
                                                                   ----------    ---------   ---------
 Accumulation unit value, end of period                               12.368       15.121       9.973
                                                                   ==========    =========   =========
Number of accumulation units outstanding, end of period               23,027        6,241       4,710
                                                                   ==========    =========   =========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                              Financial Highlights

                          Year ended December 31, 1998

                                                                PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES
                                                              ------------------------------------------------------
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------
                                                               SOCIALLY                     GROWTH          SMALL
                                                              RESPONSIBLE      STOCK         AND           COMPANY
                                                                GROWTH         INDEX        INCOME          STOCK
                                                              -----------   -----------   -----------    -----------
Investment income (loss) and expenses:
 Net investment income (loss)                                 $    0.049          0.182         0.123          0.063
 Operating expenses                                                0.160          0.161         0.147          0.124
                                                              -----------   -----------   -----------    -----------
  Net investment income (loss)                                    (0.111)         0.021        (0.024)        (0.061)

Capital changes:
 Net realized and unrealized gains (losses) from securities        3.327          2.860         1.447         (0.206)
                                                              -----------   -----------   -----------    -----------
 Net increase (decrease) in accumulation unit value                3.216          2.881         1.423         (0.267)
   Accumulation unit value, beginning of period                   10.000          10.00        10.000         10.000
                                                              -----------   -----------   -----------    -----------
   Accumulation unit value, end of period                     $   13.216         12.881        11.423          9.733
                                                              ===========   ===========   ===========    ===========
Number of accumulation units outstanding, end of period           45,112        132,663        55,399         38,646
                                                              ===========   ===========   ===========    ===========


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                              Financial Highlights

                          Year ended December 31, 1998

                                                                    PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES
                                                              --------------------------------------------------------------
                                                                                 SEGREGATED SUB-ACCOUNTS
                                                              --------------------------------------------------------------
                                                                                           HIGH        SPECIAL     INTERNATIONAL
                                                              PRIME         AMERICAN      CURRENT       VALUE         EQUITY
                                                              BOND          BALANCED      INCOME        FOCUS         FOCUS
                                                              ---------     --------      -------      -------     -------------
Investment income (loss) and expenses:
 Investment  income (loss)                                    $    0.503        0.000        0.821        0.000        0.001
 Operating expenses                                                0.133        0.149        0.136        0.123        0.145
                                                              ----------    ---------     --------     --------       ------
  Net investment income (loss)                                     0.370       (0.149)       0.685       (0.123)      (0.144)

Capital changes:
 Net realized and unrealized gains (losses) from securities        0.070        1.474       (1.183)      (0.498)       1.295
                                                              ----------    ---------     --------     --------       ------
 Net increase (decrease) in accumulation unit value                0.440        1.325       (0.498)      (0.621)       1.151
 Accumulation unit value, beginning of period                     10.000       10.000       10.000       10.000       10.000
                                                              ----------    ---------     --------     --------       ------
 Accumulation unit value, end of period                       $   10.440       11.325        9.502        9.379       11.151
                                                              ==========    =========     ========     ========       ======
 Number of accumulation units outstanding end of period           20,781       31,096        2,488        8,913        7,349
                                                              ==========    =========     ========     ========       ======


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                          Notes to Financial Statements

                                December 31, 1999


(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       (a)    GENERAL

              American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.

              The assets of each of the twelve segregated sub-accounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the twelve segregated sub-accounts. Such payments are then invested in the various funds underlying the sub-accounts (collectively referred to as the Funds).

              One of Account B's sub-accounts, the American Fidelity Dual Strategy Fund, Inc. is a mutual fund sponsored by AFA.

       (b)    INVESTMENTS

              Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade date basis by the Funds. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

              Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

       (c)    INCOME TAXES

              Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code applicable to life insurance companies. Account B's net increase in net assets from operations is not expected to result in taxable income under present regulations. Account B will not be taxed as a "regulated investment company" under subchapter "M" of the Internal Revenue Code.

       (d)    ANNUITY RESERVES

              Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from zero to 5 percent as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.


                                       34                            (Continued)

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                          Notes to Financial Statements

                                December 31, 1999


              If additional reserves are required, AFA reimburses Account B. At December 31, 1999, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 1999.

       (e)    USE OF ESTIMATES

              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(2)    VARIABLE ANNUITY CONTRACTS

       AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to .0004110 of the Funds' daily net assets (.15% per annum). Distribution fees are equal to .0002740 (.10% per annum). Mortality and expense fees are equal to .0034247% of the Funds' daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners' accounts, are equal to $30 per policy per year. All such fees were paid to AFA.

       During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Internal Revenue Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges.

(3)    UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

       Transactions in units for each segregated sub-account for the years ended December 31, 1999 and 1998 were as follows:

                                                   DECEMBER 31, 1999
                                                 SEGREGATED SUB ACCOUNTS
                        -------------------------------------------------------------------------------
                          SOCIALLY                    GROWTH         SMALL                       DUAL
                        RESPONSIBLE     STOCK          AND         COMPANY    INTERNATIONAL    STRATEGY
                          GROWTH        INDEX         INCOME         STOCK        VALUE          FUND
                        -----------    --------      --------      --------   -------------    --------
Accumulation units:

    Outstanding,
      beginning of
      year                 45,112       132,663        55,399        38,646            --            --

    Increase for
      payments
      received             94,301       296,535        86,108        42,648         6,863       118,572

    Decrease for
      withdrawal of
      funds                (1,051)       (3,026)       (1,258)       (2,862)           (3)       (1,052)
                         --------      --------      --------      --------      --------      --------
    Outstanding, end
      of year             138,362       426,172       140,249        78,432         6,860       117,520
                         ========      ========      ========      ========      ========      ========



                                       35                            (Continued)

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                          Notes to Financial Statements

                                December 31, 1999

                                                    DECEMBER 31, 1999
                                                 SEGREGATED SUB ACCOUNTS
                       -------------------------------------------------------------------------
                                                   HIGH        SPECIAL                    BASIC
                                     AMERICAN     CURRENT       VALUE     INTERNATIONAL   VALUE
                       PRIME BOND    BALANCED      INCOME       FOCUS     EQUITY FOCUS    FOCUS
                       ----------    --------     -------      -------    -------------  -------
Accumulation units:
    Outstanding,
      beginning of
      year               20,781       31,096        2,488        8,913        7,349           --
    Increase for
      payments
      received           25,032       54,512        4,728       14,304        3,589        4,710
    Decrease for
      withdrawal of
      funds              (1,528)        (665)         (16)        (190)      (4,697)          --
                        -------      -------      -------      -------      -------      -------
    Outstanding,
      end of year        44,285       84,943        7,200       23,027        6,241        4,710
                        =======      =======      =======      =======      =======      =======


                                                    DECEMBER 31, 1998
                                                  SEGREGATED SUB-ACCOUNTS
                                  -------------------------------------------------------
                                   SOCIALLY
                                  RESPONSIBLE                 GROWTH AND    SMALL COMPANY
                                    GROWTH       STOCK INDEX    INCOME         STOCK
                                  -----------    -----------  ----------    -------------
Accumulation units:
    Outstanding, beginning of
      year                               --            --            --            --
    Increase for payments
      received                       47,072       146,860        58,248        39,070
    Decrease for withdrawal of
      funds                          (1,960)      (14,197)       (2,849)         (424)
                                   --------      --------      --------      --------

Outstanding, end of year             45,112       132,663        55,399        38,646
                                   ========      ========      ========      ========


                                                   DECEMBER 31, 1998
                                                 SEGREGATED SUB-ACCOUNTS
                            -------------------------------------------------------------------
                                                                                  INTERNATIONAL
                             PRIME       AMERICAN   HIGH CURRENT   SPECIAL VALUE     EQUITY
                             BOND        BALANCED      INCOME          FOCUS          FOCUS
                            -------      --------   ------------   -------------  -------------
Accumulation units:
    Outstanding,
      beginning of
      year                       --           --           --           --                --

    Increase for
      payments
      received               20,993       36,529        2,637        9,387             7,400

    Decrease for
      withdrawal of
      funds                    (212)      (5,433)        (149)        (474)              (51)
                            -------      -------      -------      -------           -------

Outstanding, end of
    year                     20,781       31,096        2,488        8,913             7,349
                            =======      =======      =======      =======           =======

(4)    YEAR 2000 RISKS (UNAUDITED)

       Like other variable annuity funds, financial and business organizations and individuals around the world, Account B could be adversely affected if the computer systems used by AFA and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." AFA has had a formal project team (including 22 information systems professionals) working to correct the problem since 1996. In the briefest terms, the correction is to change all date-related fields in AFA's computer systems to four digits instead of two digits. At the same time, all relationships with systems outside AFA must be checked for the same change and all must be tested to determine that relationships continued to be compatible. Conversion efforts were complete at December 31, 1999. AFA and Account B have not experienced any significant difficulties to-date relating to Year 2000 issues, and management does not expect Year 2000 issues to have a significant impact on AFA's or Account B's operations subsequent to December 31, 1999.

                          INDEPENDENT AUDITORS' REPORT



Board of Directors
American Fidelity Assurance Company:


We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


                                             /s/ KPMG LLP


March 14, 2000

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1999 and 1998
                    (in thousands, except per share amounts)


                     ASSETS                                        1999            1998
                                                               ------------   ------------
Investments:
    Fixed maturities held-to-maturity, at amortized cost
       (fair value $222,215 in 1998)                           $         --        211,622
    Fixed maturities available-for-sale, at fair value
       (amortized cost of $942,689 and $691,835
       in 1999 and 1998, respectively)                              912,589        720,221
    Equity securities, at fair value:
       Preferred stock (cost $725)                                      703             --
       Common stocks (cost $22,808 and $11,272 in
          1999 and 1998, respectively)                               25,047         13,317
    Mortgage loans on real estate, net                              145,507        133,440
    Investment real estate, at cost (less accumulated
       depreciation of $954 and $815 in 1999
       and 1998, respectively)                                        9,404         10,160
    Policy loans                                                     11,234         11,147
    Short-term and other investments                                 52,480         19,181
                                                               ------------   ------------
                                                                  1,156,964      1,119,088
                                                               ------------   ------------

Cash                                                                 16,158         17,245

Accrued investment income                                            15,185         15,523

Accounts receivable:
    Uncollected premiums                                             21,753         22,560
    Reinsurance receivable                                           79,087         61,201
    Other                                                             7,436          8,372
                                                               ------------   ------------
                                                                    108,276         92,133
                                                               ------------   ------------

Deferred policy acquisition costs                                   215,221        193,741

Other assets                                                          7,088          8,497

Separate account assets                                             242,952        188,721
                                                               ------------   ------------
          Total assets                                         $  1,761,844      1,634,948
                                                               ============   ============


See accompanying notes to consolidated financial statements.

       LIABILITIES AND STOCKHOLDER'S EQUITY                        1999            1998
                                                               ------------    ------------
Policy liabilities:
    Reserves for future policy benefits:
       Life and annuity                                        $    133,188         131,494
       Accident and health                                          185,338         164,067
    Unearned premiums                                                 3,866           3,363
    Benefits payable                                                 39,116          36,830
    Funds held under deposit administration contracts               564,028         577,301
    Other policy liabilities                                        102,298          96,666
                                                               ------------    ------------
                                                                  1,027,834       1,009,721
                                                               ------------    ------------

Other liabilities:
    Net deferred income tax liability                                49,120          63,155
    General expenses, taxes, licenses and fees payable
       and other liabilities                                         43,060          39,868
                                                               ------------    ------------
                                                                     92,180         103,023
                                                               ------------    ------------

Notes payable                                                       146,393          57,858

Separate account liabilities                                        242,952         188,721
                                                               ------------    ------------
          Total liabilities                                       1,509,359       1,359,323
                                                               ------------    ------------

Stockholder's equity:
    Common stock, par value $10 per share. 250,000
       shares authorized, issued and outstanding                      2,500           2,500
    Additional paid-in capital                                       23,244          23,244
    Accumulated other comprehensive income (loss)                   (18,129)         19,775
    Retained earnings                                               244,870         230,106
                                                               ------------    ------------
          Total stockholder's equity                                252,485         275,625


Commitments and contingencies (notes 9, 11 and 14)
                                                               ------------    ------------
          Total liabilities and stockholder's equity           $  1,761,844       1,634,948
                                                               ============    ============

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1999, 1998, and 1997
                    (in thousands, except per share amounts)


                                                                           1999           1998           1997
                                                                       -----------    -----------    -----------
Revenues:
    Premiums:
      Life and annuity                                                 $    29,286         26,901         25,282
      Accident and health                                                  215,301        206,821        181,944
                                                                       -----------    -----------    -----------
                                                                           244,587        233,722        207,226

    Net investment income                                                   66,352         70,479         69,175
    Other                                                                   19,237         14,757         13,190
                                                                       -----------    -----------    -----------
        Total revenues                                                     330,176        318,958        289,591
                                                                       -----------    -----------    -----------

Benefits:
    Benefits paid or provided:
      Life and annuity                                                      25,875         18,790         18,045
      Accident and health                                                  123,551        116,908        105,594
    Interest credited to funded contracts                                   27,199         29,208         30,207
    Increase in reserves for future policy benefits:
      Life and annuity (net of (decrease) increase in
        reinsurance reserves ceded of $(783),
        $1,362, and $55 in 1999, 1998, and 1997, respectively)               2,477          1,179          2,788
      Accident and health (net of increase in
        reinsurance reserves ceded of $16,583, $9,316,
        and $9,838 in 1999, 1998, and 1997, respectively)                    6,264         13,588         10,250
                                                                       -----------    -----------    -----------
                                                                           185,366        179,673        166,884
                                                                       -----------    -----------    -----------
Expenses:
    Selling costs                                                           71,258         64,931         56,835
    Other operating, administrative and general expenses                    52,442         49,258         43,241
    Taxes, other than federal income taxes, and licenses
      and fees                                                               8,561          7,644          7,251
    Increase in deferred policy acquisition costs                          (21,480)       (16,004)       (15,240)
                                                                       -----------    -----------    -----------
                                                                           110,781        105,829         92,087
                                                                       -----------    -----------    -----------
        Total benefits and expenses                                        296,147        285,502        258,971
                                                                       -----------    -----------    -----------
        Income before income taxes                                          34,029         33,456         30,620
                                                                       -----------    -----------    -----------

Income taxes:
    Current                                                                  5,390         10,482          2,680
    Deferred                                                                 6,375            508          5,802
                                                                       -----------    -----------    -----------
                                                                            11,765         10,990          8,482
                                                                       -----------    -----------    -----------
        Net income                                                     $    22,264         22,466         22,138
                                                                       ===========    ===========    ===========
Basic net income per share                                             $     89.06          89.86          88.55
                                                                       ===========    ===========    ===========





See accompanying notes to consolidated financial statements.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 1999, 1998, and 1997
                                 (in thousands)



                                                                                                     ACCUMULATED
                                                                      ADDITIONAL                        OTHER           TOTAL
                                                        COMMON         PAID-IN        RETAINED      COMPREHENSIVE    STOCKHOLDER'S
                                                         STOCK         CAPITAL        EARNINGS      INCOME (LOSS)       EQUITY
                                                     ------------    ------------   ------------    -------------    -------------
Balance at December 31, 1996                         $      2,500          19,916        232,042            6,252          260,710
Comprehensive income:
    Net income                                                 --              --         22,138               --           22,138
    Net change in unrealized holding
      gain on investments available-
      for-sale, net of deferred taxes                          --              --             --            7,119            7,119
                                                                                                                     -------------
    Comprehensive income                                                                                                    29,257
Dividends                                                      --              --        (33,834)              --          (33,834)
Capital contribution                                           --           3,328             --               --            3,328
                                                     ------------    ------------   ------------    -------------    -------------
Balance at December 31, 1997                                2,500          23,244        220,346           13,371          259,461

Comprehensive income:
    Net income                                                 --              --         22,466               --           22,466
    Net change in unrealized holding
      gain on investments available-
      for-sale, net of deferred taxes                          --              --             --            6,404            6,404
                                                                                                                     -------------
    Comprehensive income                                                                                                    28,870
Dividends                                                      --              --        (12,706)              --          (12,706)
                                                     ------------    ------------   ------------    -------------    -------------
Balance at December 31, 1998                                2,500          23,244        230,106           19,775          275,625

Comprehensive income:
    Net income                                                 --              --         22,264               --           22,264
    Investments transferred to
      available-for-sale, net of
      deferred taxes                                           --              --             --            6,885            6,885
    Net change in unrealized holding
      gain (loss) on investments available-
      for-sale, net of deferred taxes                          --              --             --          (44,789)         (44,789)
                                                                                                                     -------------
    Comprehensive loss                                                                                                     (15,640)
Dividends                                                      --              --         (7,500)              --           (7,500)
                                                     ------------    ------------   ------------    -------------    -------------
Balance at December 31, 1999                         $      2,500          23,244        244,870          (18,129)         252,485
                                                     ============    ============   ============    =============    =============



See accompanying notes to consolidated financial statements.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997
                                 (in thousands)


                                                                             1999            1998             1997
                                                                         ------------    ------------    ------------
Cash flows from operating activities:
    Net income                                                           $     22,264          22,466          22,138
    Adjustments to reconcile net income to net cash
       provided by operating activities:
         Provision for depreciation on investment real estate                     142             212             653
         Accretion of discount on investments                                    (281)           (793)           (546)
         Realized losses (gains) on investments                                 1,683          (2,053)         (1,823)
         Increase in deferred policy acquisition costs                        (21,480)        (16,004)        (15,240)
         Decrease (increase) in accrued investment income                         338          (1,166)           (218)
         (Increase) decrease in accounts receivable                           (16,143)          1,189         (23,254)
         Increase in policy liabilities                                        26,643          32,450          27,694
         Increase in interest credited on deposit and
            other investment-type contracts                                    27,199          29,208          30,207
         Charges on deposit and other investment-type contracts                (7,276)         (3,255)         (2,878)
         Increase in general expenses, taxes, licenses and
            fees payable and other liabilities                                  3,192           3,769           2,656
         Deferred income taxes                                                  6,375             508           5,802
         Other                                                                  1,409          (2,737)            949
                                                                         ------------    ------------    ------------
              Total adjustments                                                21,801          41,328          24,002
                                                                         ------------    ------------    ------------
              Net cash provided by operating activities                        44,065          63,794          46,140
                                                                         ------------    ------------    ------------

Cashflows from investing activities: Sale, maturity or repayment of investments:
       Fixed maturities held-to-maturity                                           --          24,305          20,940
       Fixed maturities available-for-sale                                    186,806         122,675         133,727
       Equity securities                                                        6,930             160          11,673
       Mortgage loans on real estate                                           21,974          29,244          20,200
       Real estate                                                              2,350           3,244           9,221
    Net (increase) decrease in short-term and
       other investments                                                      (33,299)          1,589         (11,013)
    Purchase of investments:
       Fixed maturities held-to-maturity                                           --            (492)         (4,349)
       Fixed maturities available-for-sale                                   (227,892)       (191,017)       (211,464)
       Equity securities                                                      (18,746)           (409)        (19,489)
       Mortgage loans on real estate                                          (34,171)        (27,415)        (24,793)
       Real estate                                                             (1,599)         (3,263)         (1,403)
       Policy loans, net                                                          (87)         (2,479)           (309)
    Cash received upon assumption of reserves (note 12)                            --          18,747              --
                                                                         ------------    ------------    ------------
              Net cash used in investing activities                           (97,734)        (25,111)        (77,059)
                                                                         ------------    ------------    ------------




                                       43                            (Continued)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997
                                 (in thousands)


                                                                                          1999            1998            1997
                                                                                      ------------    ------------    ------------
Cash flows from financing activities:
    Dividends paid to parent                                                          $     (7,500)        (12,706)        (14,156)
    Capital contribution from parent                                                            --              --           3,328
    Proceeds from notes payable                                                            240,208          25,000         109,775
    Repayment of notes payable                                                            (151,673)        (17,861)        (76,583)
    Deposits from deposit and other investment-type
       contracts                                                                            57,780          60,269          87,709
    Withdrawals from deposit and other investment-type
       contracts                                                                           (86,233)        (84,567)        (86,689)
                                                                                      ------------    ------------    ------------
            Net cash provided by (used in) financing activities                             52,582         (29,865)         23,384
                                                                                      ------------    ------------    ------------

Net (decrease) increase in cash                                                             (1,087)          8,818          (7,535)

Cash at beginning of year                                                                   17,245           8,427          15,962
                                                                                      ------------    ------------    ------------

Cash at end of year                                                                   $     16,158          17,245           8,427
                                                                                      ============    ============    ============

Supplemental disclosure of cash flow information: Cash paid during the year for:
       Interest on notes payable                                                      $      4,263           3,073           2,076
                                                                                      ============    ============    ============

       Federal income taxes                                                           $      4,400           6,600           4,800
                                                                                      ============    ============    ============

Supplemental disclosure of noncash investing activities:
    Change in unrealized holding gain on investments
       available-for-sale, net of deferred tax expense (benefit)
       of ($20,410), $3,449, and $3,840 in 1999, 1998, and
       1997, respectively                                                             $    (37,904)          6,404           7,119
                                                                                      ============    ============    ============



                                       44                            (Continued)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Year ended December 31, 1999, 1998, and 1997
                                 (in thousands)


                                                                            1999         1998         1997
                                                                         ----------   ----------   ----------
Supplemental disclosure of noncash financing activities:
    Amounts transferred to Parent through dividend of
       common stock of affiliated companies:

       Fixed maturities                                                  $       --           --        8,567
                                                                         ==========   ==========   ==========

       Real estate, net                                                  $       --           --        2,632
                                                                         ==========   ==========   ==========

       Short-term and other investments                                  $       --           --        3,006
                                                                         ==========   ==========   ==========

       Accounts receivable                                               $       --           --          732
                                                                         ==========   ==========   ==========

       Accrued investment income                                         $       --           --          109
                                                                         ==========   ==========   ==========

       Other assets                                                      $       --           --          241
                                                                         ==========   ==========   ==========

       Policy liabilities                                                $       --           --          378
                                                                         ==========   ==========   ==========

       Notes payable                                                     $       --           --        2,312
                                                                         ==========   ==========   ==========

       Deferred tax liability                                            $       --           --          683
                                                                         ==========   ==========   ==========

       Other liabilities                                                 $       --           --          682
                                                                         ==========   ==========   ==========

    Amounts transferred to Parent through dividend of common stock of non-affiliated companies:
          Common stock                                                   $       --           --        6,485
                                                                         ==========   ==========   ==========

          Deferred tax liability assumed by the Company                  $       --           --       (1,961)
                                                                         ==========   ==========   ==========




See accompanying notes to consolidated financial statements

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


(1)    SIGNIFICANT ACCOUNTING POLICIES

       (a)    BUSINESS

              American Fidelity Assurance Company (AFA or the Company) and subsidiaries provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

              AFA is licensed in 49 states and the District of Columbia with approximately 35% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 245 salaried managers and agents, and over 7,200 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax sheltered annuities, life insurance, dread disease, and accidental death and dismemberment. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliance Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability.

              A significant portion of the Company's business consists of group and individual annuities. The Company's earnings related to these products are impacted by conditions in the overall interest rate environment.

       (b)    BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

              The consolidated financial statements have been prepared in conformity with generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note
              2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries, except where control is expected to be temporary. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

       (c)    USE OF ESTIMATES

              Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with generally accepted accounting principles. Actual results could differ from those estimates. Principal estimates that could



                                       46                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997



              change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

       (d)    INVESTMENTS

              Management determines the appropriate classification of investments at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity, they are classified as held-to-maturity and carried at amortized cost. Investments to be held for indefinite periods of time and not intended to be held-to-maturity are classified as available-for-sale and carried at fair value. Fair values of investments available-for-sale are based on quoted market prices.

              The effects of any unrealized holding gains or losses on securities available-for-sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

              Fixed maturities held-to-maturity and short-term investments (bonds, notes, and redeemable preferred stocks) are reported at cost, adjusted for amortization of premium or accretion of discount because it is management's intent to hold these investments to maturity. Equity securities (common and nonredeemable preferred stocks) are reported at current fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of 39 years. Policy loans are reported at the unpaid balance.

              Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

              Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

              The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term investments. The Company's portfolio does not include any fixed maturities that are low investment-grade and have a high-yield ("junk bonds"). The Company limits its risks by investing in fixed maturities and equity securities of rated companies; mortgage loans adequately collateralized by real estate; selective real estate supported by appraisals; and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.



                                       47                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


              The Company periodically reviews its investment portfolio to determine if allowances for possible losses are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that the allowances are adequate, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses based upon available information and judgments of the regulatory examiners at the time of their examination.

       (e)    RECOGNITION OF PREMIUM REVENUE AND COSTS

              Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits.

              Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

              Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

       (f)    POLICY ACQUISITION COSTS

              The Company defers costs which vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium paying period of the policies based on the Company's experience. Deferred



                                       48                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


              policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

       (g)    POLICY LIABILITIES

              Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

              Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, the actual results may vary from these values in either direction.

       (h)    REINSURANCE

              The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" (Statement 113). Statement 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

       (i)    INCOME TAXES

              Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

       (j)    EQUIPMENT

              Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of 3 to 10 years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs generally are expensed. The costs associated with internally developed software are generally capitalized. Upon retirement or disposal of an asset, the asset and related accumulated depreciation are eliminated and any related gain or loss is included in income.



                                       49                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997



       (k)    SEPARATE ACCOUNTS

              The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account
              A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

              The Company also maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B). Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the twelve segregated sub-accounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

       (l)    BASIC NET INCOME PER SHARE

              Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 1999, 1998, and 1997, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

       (m)    RECLASSIFICATIONS

              Certain prior year amounts have been reclassified to be consistent with the current year presentation.

       (n)    COMPREHENSIVE INCOME

              The Company accounts for comprehensive income as prescribed by Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income and net unrealized gains (losses) on securities available-for-sale and is presented in the consolidated statements of stockholder's equity. SFAS No. 130 requires only additional disclosures in the consolidated financial statements; it does not affect the Company's financial position or results of operations.

       (o)    NEW ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." This statement establishes accounting and reporting standards for derivative instruments and hedging activities. It requires



                                       50                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


              that a company recognize all derivatives as either assets or liabilities in the statement of financial condition and measure those instruments at fair value. This statement is required to be adopted by the Company in 2001. Management does not anticipate this statement to have a material adverse impact on the consolidated financial position or the future results of operations of the Company.

              In October 1998, the AICPA issued Statement of Position 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that do not Transfer Insurance Risk" (SOP 98-7). This statement provides that insurance and reinsurance contracts for which the deposit method is appropriate should be classified and accounted for as one of the following, those that (1) transfer only significant timing risk, (2) transfer only significant underwriting risk, (3) transfer neither significant timing nor underwriting risk, or (4) have an indeterminate risk. SOP 98-7 does not address when deposit accounting should be applied. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. Management does not anticipate this statement to have a material adverse impact on the consolidated financial position or the future results of operations of the Company.

              The Company adopted AICPA Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3) in 1999. This statement provides: (1) guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, (2) guidance on how to measure the liability, (3) guidance on when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges, and (4) requirements for disclosures of certain information. In the past, the Company has accounted for insurance-related assessments in a manner consistent with the guidance provided by SOP 97-3. The adoption of SOP 97-3 did not have a material impact on the consolidated financial position or results of the operations of the Company.

              The Company adopted AICPA Statement of Position No. 98-1 (SOP 98-1), "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" in 1999. This statement provides guidance for determining whether costs of software developed or obtained for internal use should be capitalized or expensed as incurred. The guidance provided by SOP 98-1 applies only to such costs incurred prospectively and is not retroactive to prior periods. In the past, the Company has capitalized certain costs related to internally-developed software, in a manner consistent with the guidance provided by SOP 98-1. The adoption of SOP 98-1 did not have a material impact on the consolidated financial position or results of the operations of the Company.

(2)    STATUTORY FINANCIAL INFORMATION

       The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from financial statements prepared on the basis of generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 1999, 1998, and 1997, of approximately $13,876,000, $12,577,000, and
       $16,276,000, respectively. The Company reported



                                       51                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


       statutory capital and surplus at December 31, 1999 and 1998, of approximately $132,194,000 and $126,277,000, respectively.

       Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

       The Oklahoma Insurance Department has adopted risk based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

       The RBC guidelines define specific capital levels based on a company's ACLC that are determined by the ratio of the company's total adjusted capital (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

       At December 31, 1999 and 1998, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

       On March 16, 1998, the NAIC approved the codification of statutory accounting practices. The codification will constitute the only source of "prescribed" statutory accounting practices and is subject to adoption by the Oklahoma Insurance Department. The Statements of Statutory Accounting Principles established under the codification are generally effective January 1, 2001. The Company will be determining the impact the adoption of the codification will have on statutory surplus during 2000.



                                       52                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


(3)    INVESTMENTS

       Investment income for the years ended December 31 is summarized below (in thousands):

                                               1999       1998       1997
                                             --------   --------    -------
Interest on fixed maturities                 $64,891     64,207     61,556
Dividends on equity securities                   137          7         25
Interest on mortgage loans                    11,993     11,890     12,091
Investment real estate income                  1,073      1,208      2,285
Interest on policy loans                       1,408      1,468      1,411
Interest on short-term investments               800        267        244
Net realized gains (losses) on investments    (1,683)     2,053      1,823
Other                                            949        647        787
                                             -------    -------    -------

                                              79,568     81,747     80,222
Less investment expenses                     (13,216)   (11,268)   (11,047)
                                             -------    -------    -------

Net investment income                        $66,352     70,479     69,175
                                             =======    =======    =======

       Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

                                 1999                 1998                 1997
                         --------------------  --------------------  -------------------
                         REALIZED  UNREALIZED  REALIZED  UNREALIZED  REALIZED UNREALIZED
                         --------  ----------  --------  ----------  -------------------
Fixed maturities
    held-to-maturity     $    --         --         90         --       173         --
Fixed maturities
    available-for-sale    (2,135)   (58,486)       534      8,521       449     12,600
Equity securities            445        172         --      1,332        --     (1,641)
Real estate                  137         --      1,283         --     1,219         --
Mortgage loans              (130)        --        147         --       (15)        --
Other                         --         --         (1)        --        (3)        --
                         -------    -------    -------    -------   -------    -------

                         $(1,683)   (58,314)     2,053      9,853     1,823     10,959
                         =======    =======    =======    =======   =======    =======

       Included in the above realized gains (losses) is the increase (decrease) in the allowance for possible losses on mortgage loans of $130,000, $(147,000), and $16,000, in 1999, 1998, and 1997, respectively. In addition, the Company realized net gains of approximately $65,000, $554,000, and $1,000 during 1999, 1998 and 1997, respectively, on investments in fixed maturities that were called or prepaid.



                                       53                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


       (a)    HELD-TO-MATURITY

              The amortized cost and estimated fair value of investments in fixed maturities held-to-maturity are as follows (in thousands):

                                              DECEMBER 31, 1998
                                 ----------------------------------------------
                                              GROSS        GROSS      ESTIMATED
                                 AMORTIZED  UNREALIZED   UNREALIZED     FAIR
                                   COST       GAINS        LOSSES       VALUE
                                 ---------  ----------   ----------   ---------
U.S. Treasury securities and
    obligations of U.S.
    government corporations
    and agencies               $  9,011           992          --        10,003

Corporate securities            118,417         7,445          --       125,862

Mortgage-backed securities       84,194         2,181         (25)       86,350
                               --------      --------    --------      --------
        Totals
                               $211,622        10,618         (25)      222,215
                               ========      ========    ========      ========

              Effective January 1, 1999, management of the Company changed its intent to hold securities to maturity. The Company transferred all of its held-to-maturity securities to available-for-sale during 1999.

              Proceeds from sales of investments in fixed maturities held-to-maturity during 1998 and 1997 were approximately $5,887,000 and $9,006,000, respectively. Gross gains of approximately $173,000, in 1997, were realized on those sales. In 1998, gross losses of approximately $124,000 were realized on those sales. In 1998 and 1997, significant deterioration in the issuers' creditworthiness caused the Company to change its intent to hold these securities to maturity.

       (b)    AVAILABLE-FOR-SALE

              The gross unrealized holding gains on equity securities available-for-sale were approximately $2,361,000 and $2,108,000 in 1999 and 1998, respectively. Gross unrealized holding losses on equity securities available-for-sale were approximately $144,000 and $63,000 in 1999 and 1998, respectively.



                                       54                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


              The amortized cost and estimated fair value of investments in fixed maturities available-for-sale are as follows (in thousands):

                                           DECEMBER 31, 1999
                               -------------------------------------------
                                            GROSS      GROSS
                                         UNREALIZED  UNREALIZED  ESTIMATED
                               AMORTIZED   HOLDING    HOLDING      FAIR
                                 COST       GAINS      LOSSES      VALUE
                               ---------  ---------- ----------  ---------
U.S. Treasury securities and
    obligations of U.S.
    government corporations
    and agencies               $ 56,990        439     (1,326)     56,103

Corporate securities            597,725      1,984    (22,471)    577,238

Mortgage-backed securities      287,974        723     (9,449)    279,248
                               --------   --------   --------    --------
        Totals                 $942,689      3,146    (33,246)    912,589
                               ========   ========   ========    ========

                                           DECEMBER 31, 1998
                               -------------------------------------------
                                            GROSS      GROSS
                                         UNREALIZED  UNREALIZED  ESTIMATED
                               AMORTIZED   HOLDING    HOLDING      FAIR
                                 COST       GAINS      LOSSES      VALUE
                               ---------  ---------- ----------  ---------
U.S. Treasury securities and
    obligations of U.S.
    government corporations
    and agencies               $ 89,249      3,230        (25)     92,454

Corporate securities            439,030     21,958       (290)    460,698

Mortgage-backed securities      163,556      3,652       (139)    167,069
                               --------   --------   --------    --------
        Totals                 $691,835     28,840       (454)    720,221
                               ========   ========   ========    ========

              The amortized cost and estimated fair value of investments in fixed maturities available-for-sale at December 31, 1999 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    ESTIMATED
                                        AMORTIZED     FAIR
                                           COST       VALUE
                                        ---------   ---------
Due in one year or less                  $ 38,044     38,139
Due after one year through five years     232,763    230,717
Due after five years through ten years    209,180    201,112
Due after ten years                       174,728    163,373
                                         --------   --------
                                          654,715     63,341
    Mortgage-backed securities            287,974    279,248
                                         --------   --------
                                         $942,689    912,589
                                         ========   ========



                                       55                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


              Proceeds from sales of investments in fixed maturities available-for-sale were approximately $96,932,000, $37,058,000, and $102,958,000, in 1999, 1998, and 1997, respectively. Gross gains of approximately $481,000, $206,000, and $1,152,000 and gross losses of approximately $2,681,000, $12,000, and $704,000, were realized on those sales in 1999, 1998, and 1997, respectively.

              At December 31, 1999, 1998 and 1997, investments with carrying values of approximately $2,481,000, $2,662,000, and $2,497,000, respectively, were on deposit with state insurance departments as required by statute.

(4)    FAIR VALUE OF FINANCIAL INSTRUMENTS

       A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

                                              1999                              1998
                                       --------------------         -----------------------
                                       CARRYING  ESTIMATED          CARRYING     ESTIMATED
                                        AMOUNT   FAIR VALUE          AMOUNT      FAIR VALUE
                                       --------  ----------         --------     ----------
Financial assets:
    Cash                               $16,158     16,158            17,245       17,245
    Short-term and other investments    52,480     52,480            19,181       19,181
    Accounts receivable                 29,189     29,189            30,932       30,932
    Accrued investment income           15,185     15,185            15,523       15,523
    Reinsurance receivables on paid
      and unpaid benefits               79,087     79,087            61,201       61,201
    Policy loans                        11,234     11,234            11,147       11,147
    Fixed maturities held-to-maturity       --         --           211,622      222,215
    Fixed maturities                   912,589    912,589           720,221      720,221
      available-for-sale
    Equity securities                   25,750     25,750            13,317       13,317
    Mortgage loans                     145,507    142,908           133,440      142,600

Financial liabilities:
    Certain policy liabilities         624,853    612,730           637,618      620,611
    Other liabilities                   43,060     43,060            39,868       39,868
    Notes payable                      146,393    145,069            57,858       58,250

       CASH, SHORT-TERM AND OTHER INVESTMENTS, ACCOUNTS RECEIVABLE, ACCRUED INVESTMENT INCOME, REINSURANCE RECEIVABLES ON PAID AND UNPAID BENEFITS, AND OTHER LIABILITIES The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns.

       POLICY LOANS

       Policy loans have average interest rates of 5.96% and 6.75% as of December 31, 1999 and 1998, respectively, and have no specified maturity dates. The aggregate fair value of policy loans approximates the carrying value reflected on the consolidated balance sheets. These loans typically



                                       56                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


       carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies which the Company has in force and cannot be valued separately.

       FIXED MATURITY INVESTMENTS

       The fair value of fixed maturity investments is estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued.

       EQUITY SECURITIES

       The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers.

       MORTGAGE LOANS

       Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 7.72% and 8.27% for December 31, 1999 and 1998, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 8.45% and 7.15% for December 31, 1999 and 1998, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

       CERTAIN POLICY LIABILITIES

       Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities which do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

                                                      DECEMBER 31, 1999          DECEMBER 31, 1998
                                                   -----------------------     ----------------------
                                                    CARRYING   ESTIMATED        CARRYING  ESTIMATED
                                                     AMOUNT    FAIR VALUE        AMOUNT   FAIR VALUE
                                                   ---------  ------------     --------- ------------
                                                       (in thousands)              (in thousands)
Funds held under deposit
    administration contracts                       $564,028      550,638         577,301   560,650

Annuities                                            60,825       62,092          60,317    59,961



                                       57                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


       NOTES PAYABLE

       The fair value of the Company's notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are similar to those used for the valuation of the Company's commercial mortgage loan portfolio, except for the Company's notes payable to the Federal Home Loan Bank of Topeka, which are valued using discount rates at or near the carried rates because the notes have relatively short lives or carry the option of conversion to an adjustable rate.

       LIMITATIONS

       Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

(5)    DEFERRED POLICY ACQUISITION COSTS

       Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the increase in deferred policy acquisition costs, is summarized as follows (in thousands):

                                  LIFE       ACCIDENT
                              AND ANNUITY   AND HEALTH      TOTAL
                              -----------   -----------   ---------
Year ended December 31, 1999:

    Deferred costs              $ 8,650        38,369        47,019
    Amortization                 (7,202)      (18,337)      (25,539)
                                -------       -------       -------
    Net increase
                                $ 1,448        20,032        21,480
                                =======       =======       =======

Year ended December 31, 1998:
    Deferred costs              $ 7,260        33,371        40,631
    Amortization                 (4,669)      (19,958)      (24,627)
                                -------       -------       -------
    Net increase
                                $ 2,591        13,413        16,004
                                =======       =======       =======

Year ended December 31, 1997:
    Deferred costs              $ 8,600        28,734        37,334
    Amortization                 (5,581)      (16,513)      (22,094)
                                -------       -------       -------
    Net increase
                                $ 3,019        12,221        15,240
                                =======       =======       =======



                                       58                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


(6)    RESERVES FOR FUTURE POLICY BENEFITS

       Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (dollars in thousands):

                                                                        INTEREST
                                                 1999         1998     ASSUMPTIONS
                                               -------      -------   --------------

Life and annuity reserves:
    Issued prior to 1970                       $  3,195        3,218      4.75%
    Issued 1970 through 1980                     27,874       28,458      6.75% to 5.25%
    Issued after 1982 (indeterminate
      premium products)                             587          593     10.00% to 8.50%
    Issued through 1987 (SGLI acquisition)        1,296        1,336     11.00%
    Issued 1981 - 1994 (all other)               29,560       28,875      8.50% to 7.00%
    Issued after 1994 (all other)                 5,487        4,195      7.00%
    Life contingent annuities                    33,250       32,825     Various *
    Group term life waiver of premium
      disabled lives                              5,803        5,287      6.00%
    Reserves acquired through assumption
      reinsurance agreement (see note 12)        20,673       21,971      5.50% to 2.25%
    All other life reserves                       5,463        4,736     Various
                                               --------      -------

                                               $133,188      131,494
                                               ========      =======

     * These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

       Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after) and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)    LIABILITY FOR BENEFITS PAYABLE

       The provision for benefits pertaining to prior years increased by approximately $2,000,000 in 1999 due to higher than anticipated loss experience, primarily related to cancer and group disability business. The provision for benefits pertaining to prior years did not change significantly in 1998.



                                       59                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


(8)    NOTES PAYABLE

       Notes payable as of December 31 are summarized as follows:


                                                               1999       1998
                                                             ---------  ---------
                                                                (in thousands)
6.20% line of credit, due in 2000, interest due monthly     $ 15,000          --

6.01% line of credit, due in 2000, interest due monthly       20,000          --

6.21% line of credit, due in 2000, interest due monthly       40,000          --

5.88% line of credit, due in 2000, interest due monthly       10,000          --

6.84% line of credit, due in 2000, interest due monthly        4,000       4,000

5.81% line of credit, due in 2002, interest due monthly       10,000      10,000

5.78% line of credit, due in 2002, interest due monthly        3,000       3,000

5.80% line of credit, due in 2004, interest due monthly        5,000          --

5.05% line of credit, due in 2005, interest due monthly        4,286       5,000

5.55% line of credit, due in 2008, interest due monthly        6,500       6,500

5.03% line of credit, due in 2008, interest due monthly        5,000       5,000

5.60% line of credit, due in 2009, interest due monthly        5,000          --

5.87% line of credit, due in 2014, interest due monthly       15,000          --

7.50% construction loan due in 2010, interest due monthly,
    principal payments due monthly beginning in 2001           3,607          --

Various notes payable, paid in 1999                               --      24,358
                                                            --------      ------

                                                            $146,393      57,858
                                                            ========      ======

       AFA has a $142,786,000 and $55,000,000 line of credit with the Federal Home Loan Bank of Topeka at December 31, 1999 and 1998, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $157,562,000 and $71,230,000 at December 31, 1999 and 1998, respectively. The collateral required for this line of credit at December 31, 1999 and 1998, was $148,323,000 and $63,250,000, respectively. The pledged securities are held in the Company's name in a custodial account at InvesTrust, N.A., to secure current and future borrowings. To participate in this available credit, AFA has acquired 248,791 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $24,879,000 at December 31, 1999.

       The Company has unused lines of credit of approximately $25,452,000 available at December 31, 1999.

       The Company has an unused line of credit of approximately $100,000,000 pertaining to possible Year 2000 issues. Since the Company has not experienced significant difficulties to-date relating to Year



                                       60                            (Continued)

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES


                   Notes to Consolidated Financial Statements

                       December 31, 1999, 1998, and 1997


       2000 issues, management does not anticipate drawing on the line of credit prior to its expiration in April 2000.

       Interest expense for the years ended December 31, 1999, 1998, and 1997, totaled approximately $4,730,000, $3,336,000, and $2,076,000, respectively.

       Scheduled maturities (excluding interest) of the above indebtedness at December 31, 1999, are as follows (in thousands):

                     2000                                   $ 89,000
                     2001                                         30
                     2002                                     13,036
                     2003                                         38
                     2004                                      5,041
                     Thereafter                               39,248
                                                            --------
                                                            $146,393
                                                            ========

(9)    INCOME TAXES

       Total income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to payments made to AFC in 1999 and 1998 treated as management fees for tax purposes, and the correction of prior year estimates of deferred taxes in 1998.

       The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, are presented below (in thousands):


                                                   1999          1998
                                                 ---------      --------
Deferred tax assets:
    Fixed maturities                              $  9,539            --
    Other investments                                  284           450
    Life and health reserves                        16,800        17,906
    Other liabilities                                  888            --
                                                  --------       -------
        Total gross deferred tax assets             27,511        18,356
                                                  --------       -------
Deferred tax liabilities:
    Fixed maturities                                    --       (10,795)
    Equity securities                                 (775)         (715)
    Deferred policy acquisition costs              (69,245)      (62,378)
    Other assets                                    (6,611)       (6,803)
    Other liabilities                                   --          (820)
                                                  --------       -------
        Total gross deferred tax liabilities       (76,631)      (81,511)
                                                  --------       -------
Net deferred tax liability                        $(49,120)      (63,155)
                                                  ========       =======

       Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.



                                       61                            (Continued)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997





       The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax paying entities. At December 31, 1999 and 1998, other accounts payable includes income taxes payable to AFC and other members of the consolidated group of approximately $1,862,000 and $687,000, respectively.

       Under the provision of the Life Insurance Company Tax Act of 1959, certain special deductions were allowed to life insurance companies for federal income tax purposes. These special deductions were repealed by the Tax Reform Act of 1984, and the untaxed balances were frozen at their December 31, 1993 levels. These balances, referred to as the "policyholders surplus account" (PSA), were approximately $8,161,000 for AFA and are subject to taxation if certain levels of premium income or life insurance reserves are not maintained, or if the life insurance company makes excess distributions to shareholders. In addition, on February 7, 2000, the Clinton administration released its Fiscal 2001 Budget that included a revenue raising provision that would require life insurance companies to include the balance of these special deductions in income over a five year period. At this time it is uncertain whether this provision will be included in any legislation proposed by Congress, and if included, whether such provision would be enacted into law. As it is not currently considered likely that a tax would become due on any such balance, no deferred income taxes have been provided. However, if such tax were to become payable, it would amount to approximately $2,856,350.

(10)   OTHER COMPREHENSIVE INCOME (LOSS)
       The change in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

                                                               YEAR ENDED DECEMBER 31, 1999
                                                          --------------------------------------
                                                            PRE-TAX        TAX            NET
                                                            AMOUNT        EFFECT        AMOUNT
                                                          ----------    ----------    ----------
    Unrealized holding gain (loss) on investments:
        Unrealized holding gain (loss) arising
          during the period                               $  (60,004)       21,002       (39,002)
        Plus: reclassification adjustment for losses
          included in net income                               1,690          (592)        1,098
                                                          ----------    ----------    ----------

    Other comprehensive loss                              $  (58,314)       20,410       (37,904)
                                                          ==========    ==========    ==========


                                                                YEAR ENDED DECEMBER 31, 1998
                                                          --------------------------------------
                                                            PRE-TAX         TAX           NET
                                                            AMOUNT         EFFECT       AMOUNT
                                                          ----------    ----------    ----------
    Unrealized holding gain on investments:
        Unrealized holding gain arising
          during the period                               $   10,387        (3,635)        6,752
        Less: reclassification adjustment for gains
          included in net income                                (534)          186          (348)
                                                          ----------    ----------    ----------

    Other comprehensive income                            $    9,853        (3,449)        6,404
                                                          ==========    ==========    ==========






                                       62                          (Continued)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


                                                           YEAR ENDED DECEMBER 31, 1997
                                                     --------------------------------------
                                                      PRE-TAX         TAX           NET
                                                       AMOUNT        EFFECT        AMOUNT
                                                     ----------    ----------    ----------
Unrealized holding gain on investments:
    Unrealized holding gain arising
      during the period                              $   11,408        (3,993)        7,415
    Less: reclassification adjustment for gains
      included in net income                               (449)          153          (296)
                                                     ----------    ----------    ----------

Other comprehensive income                           $   10,959        (3,840)        7,119
                                                     ==========    ==========    ==========


(11)   REINSURANCE

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no allowance for uncollectible amounts has been included in the financial statements. At December 31, 1999 and 1998, reinsurance receivables with a carrying value of approximately $15,302,000 and $13,597,000, respectively were associated with two reinsurers.

       Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 1999 and 1998, the face amounts of life insurance in force that are reinsured amounted to approximately $1,974,000,000 (approximately 22.8% of total life insurance in force) and $846,000,000 (approximately 11.2% of total life insurance in force), respectively.

       Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage. Retention limits range from $100,000 for individual cancer coverage to $250,000 for major medical coverage.

       The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(148,231,000), $(114,225,000), and $(92,731,000) for life and accident and health reinsurance ceded, and $795,000, $14,220,000, and $416,000, for life and accident and health reinsurance assumed, for the years ended December 31, 1999, 1998 and 1997, respectively.

       Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $114,026,000, $88,999,000, and $72,522,000 for the years ended December 31, 1999, 1998, and 1997, respectively.



                                       63                            (Continued)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997



(12)   ACQUIRED BUSINESS

       Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations (NOLHGA) and the guaranty associations in the states where ASL originally conducted its business. Under this agreement, the Company has assumed the majority of ASL's policies inforce, with the exception of those policies issued in states where a guaranty association does not exist. Effective July 1, 1998, the Company assumed approximately $24 million in life, annuity and health reserves under this agreement, of which approximately $5 million were subsequently ceded to a third-party reinsurer. ASL is an Oklahoma-domiciled company in receivership under the oversight of the Oklahoma Insurance Department and NOLHGA.

       The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP), at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $578,000 and $311,000 of
       amortization was recorded in 1999 and 1998, respectively, and is included in operating expenses in the accompanying consolidated statement of income. The December 31, 1999 and 1998 balance of the PVP asset approximates $3,424,000 and $4,002,000, respectively, and is included in other assets in the accompanying consolidated balance sheet.

       An estimate of the amortization of the PVP for the next five years is as follows:

                     2000                             $   504,000
                     2001                                 437,000
                     2002                                 379,000
                     2003                                 328,000
                     2004                                 284,000

(13)   EMPLOYEE BENEFIT PLANS

       The Company and its subsidiaries participate in a pension plan (the Plan) covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.




                                       64                            (Continued)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


       The Plan's funded status as of December 31, is summarized as follows (in thousands):

                                                                   1999            1998
                                                               ------------    ------------
Actuarial present value of benefit obligation:
    Vested benefits                                            $     14,446          16,182
    Nonvested benefits                                                1,957           1,947
                                                               ------------    ------------

          Total accumulated benefit obligation                 $     16,403          18,129
                                                               ============    ============

Change in benefit obligation:
    Benefit obligation at beginning of period                  $     22,257          19,466
    Service cost                                                      2,091           1,662
    Interest cost                                                     1,394           1,391
    Actuarial loss                                                   (2,959)          1,342
    Benefits paid                                                    (2,642)         (1,604)
                                                               ------------    ------------

          Benefit obligation at end of period                  $     20,141          22,257
                                                               ============    ============

Change in plan assets:
    Fair value of plan assets at beginning of period           $     24,205          21,839
    Actual return on plan assets                                      2,806           3,970
    Benefits paid                                                    (2,642)         (1,604)
                                                               ------------    ------------
          Fair value of plan assets at end of period
                                                               $     24,369          24,205
                                                               ============    ============

Funded status at end of year (Plan assets in
    excess of projected benefit obligation):                   $      4,228           1,948
      Unrecognized transition asset                                     (23)           (161)
      Unrecognized net actuarial (gain) loss                         (4,051)           (461)
      Unrecognized prior service cost due to plan
        amendment                                                       320             385
                                                               ------------    ------------
          Prepaid benefit cost
                                                               $        474           1,711
                                                               ============    ============

                                                               ============    ============

       In determining the projected benefit obligation, the weighted average assumed discount rates used were 7.75% and 6.75% in 1999 and 1998, respectively. The rate of increase in future salary levels was 5.0% in 1999 and 1998. The expected long-term rate of return on assets used in determining net periodic pension cost was 9.5% in 1999 and 1998. Plan assets are invested in fixed maturities, equity securities and in short-term investments.






                                       65                            (Continued)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


       Net periodic pension cost for the years ended December 31, included the following (in thousands):

                                                                  1999          1998          1997
                                                               ----------    ----------    ----------
Service costs - benefits earned
    during period                                              $    2,091         1,662         1,284
Interest costs                                                      1,394         1,391         1,193
Expected return on plan asset                                      (2,175)       (1,962)       (4,065)
Net amortization and deferral                                         (73)          (73)        2,332
                                                               ----------    ----------    ----------

Net periodic pension cost                                      $    1,237         1,018           744
                                                               ==========    ==========    ==========


       The Company participates in a defined contribution thrift and profit sharing plan as provided under section 401(a) of the Internal Revenue Code, which includes the tax deferral feature for employee contributions provided by section 401(k) of the Internal Revenue Code. The Company contributed approximately $1,150,000, $1,023,000, and $881,000 to this plan during the years ended December 31, 1999, 1998, and 1997, respectively.

(14)   COMMITMENTS AND CONTINGENCIES

       Rent expense for office space and equipment for the years ended December 31, 1999, 1998, and 1997, was approximately $8,404,000, $8,573,000, and
       $6,163,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 1999, under noncancellable long-term leases for office space are as follows (in thousands):

                 2000                                        $    1,796
                 2001                                             1,327
                 2002                                               893
                 2003                                               271
                 2004                                               240
                 Thereafter                                          37

       The Company has pledged approximately $16,455,000 of its treasury notes as collateral on lines of credit held by affiliated companies.

       The Company has outstanding mortgage loan commitments of approximately $14,800,000 and $10,595,000 at December 31, 1999 and 1998, respectively.

       In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.

       Like other financial and business organizations and individuals around the world, the Company could be adversely affected if the computer systems used by the Company and the Company's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Company has had a





                                       66                            (Continued)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

       formal project team (including 22 information systems professionals) working to correct the problem since 1996. In the briefest terms, the correction is to change all date related fields in the Company's computer systems to four digits instead of two digits. At the same time, all relationships with systems outside the Company must be checked for the same change and all must be tested to determine that relationships continue to be compatible.

       Conversion efforts were complete at December 31, 1999. The Company has not experienced any significant difficulties to-date relating to Year 2000 issues, and management does not expect Year 2000 issues to have a significant impact on the Company's operations subsequent to December 31, 1999.

(15)   RELATED PARTY TRANSACTIONS

       The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 1999, 1998, and 1997, rentals paid under these leases were approximately $3,995,000, $3,989,000, and $3,577,000, respectively.

       During the years ended December 31, 1999 and 1998, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $3,427,000 and $3,190,000, respectively.

       During the years ended December 31, 1999, 1998, and 1997, the Company and its subsidiaries paid management fees and investment advisory fees to AFC totaling approximately $4,588,000, $4,523,000, and $2,848,000, respectively.

       The Company and its subsidiaries lease office space from a subsidiary of AFC. The rent payments associated with the lease will be approximately $2,200,000 per year for the next 12 years.

       During 1999 and 1998, the Company paid cash dividends to AFC of approximately $7,500,000 and $12,706,000, respectively.

       During 1997, the Company paid a dividend of approximately $33,834,000 to AFC. This dividend was in the form of cash payments of approximately $8,800,000, common stock in affiliated companies (including SGLI) of approximately $16,588,000 (including deferred tax liabilities assumed by AFC of $683,000), and common stock in non-affiliated companies of approximately $8,446,000 (including a deferred tax liability retained by the Company of $1,961,000). This transaction was approved by the Oklahoma Insurance Department.

       During 1999, 1998, and 1997, the Company entered into a three-year software lease agreement with AFC. Lease expense related to this agreement was approximately $2,072,000, $1,344,000 and $616,000 for the years ended December 31, 1999, 1998, and 1997, respectively, and is included in selling costs and other operating, administrative and general expenses.





                                       67                            (Continued)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997



       AFC and several of its subsidiaries rented office space in the home office building from the Company until the home office building was sold in 1997. During the years ended December 31, 1998, and 1997, the Company received rental income from AFC and several of its subsidiaries of approximately $299,000, and $1,280,000, respectively.

       An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balance and through which the Company has unused lines of credit of $100,000,000.

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Schedule III - Business Segment Information

                  Years Ended December 31, 1999, 1998 and 1997

                                 (in thousands)



       The Company's reportable segments are its strategic business units. The components of operations for the years ended December 31, 1999, 1998, and 1997 are included in the table below.

       Assets and related investment income are allocated based upon related insurance reserves which are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

                                                              1999           1998          1997
                                                          -----------    -----------   -----------
TOTAL REVENUES:
    American Fidelity Education Services Division         $   189,136        158,707       152,021
    Association Worksite Division                             113,681        113,519       105,784
    Strategic Alliance Division                                26,485         45,987        32,290
    Non insurance operations                                      874            745          (504)
                                                          -----------    -----------   -----------

                                                          $   330,176        318,958       289,591
                                                          ===========    ===========   ===========

PRETAX EARNINGS:
    American Fidelity Education Services Division         $    26,077         16,407        24,621
    Association Worksite Division                               8,750          6,242        10,683
    Strategic Alliance Division                                  (836)        10,727        (2,344)
    Non insurance operations                                       38             80        (2,340)
                                                          -----------    -----------   -----------

                                                          $    34,029         33,456        30,620
                                                          ===========    ===========   ===========

TOTAL ASSETS:
    American Fidelity Education Services Division         $ 1,273,329      1,156,565     1,029,976
    Association Worksite Division                             243,206        201,115       192,507
    Strategic Alliance Division                               241,953        274,732       274,818
    Non insurance operations                                    3,356          2,536         2,135
                                                          -----------    -----------   -----------

                                                          $ 1,761,844      1,634,948     1,499,436
                                                          ===========    ===========   ===========

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                            Schedule IV - Reinsurance

                  Years ended December 31, 1999, 1998 and 1997
                                 (in thousands)


                                                                                                              PERCENTAGE
                                                                CEDED         ASSUMED                         OF AMOUNT
                                               GROSS          TO OTHER       FROM OTHER          NET           ASSUMED
                                               AMOUNT         COMPANIES      COMPANIES         AMOUNT          TO NET
                                           -------------   -------------   -------------    -------------   -------------
Year ended December 31, 1999
    Life insurance in force                $   8,666,056       1,973,599              10        6,692,467              --
                                           =============   =============   =============    =============   =============
    Premiums:
       Life insurance                      $      32,295           2,991             (18)          29,286           (0.06)%
       Accident and health insurance             359,728         145,240             813          215,301            0.38%
                                           -------------   -------------   -------------    -------------   -------------
          Total premiums                   $     392,023         148,231             795          244,587            0.33%
                                           =============   =============   =============    =============   =============

Year ended December 31, 1998
    Life insurance in force                $   7,565,337         846,113              10        6,719,234              --
                                           =============   =============   =============    =============   =============
    Premiums:
       Life insurance                      $      18,034           3,154          12,021           26,901           44.69%
       Accident and health insurance             315,693         111,071           2,199          206,821            1.06%
                                           -------------   -------------   -------------    -------------   -------------

          Total premiums                   $     333,727         114,225          14,220          233,722            6.08%
                                           =============   =============   =============    =============   =============

Year ended December 31, 1997
    Life insurance in force                $   6,872,047         306,917              10        6,565,140              --
                                           =============   =============   =============    =============   =============
    Premiums:
       Life insurance                      $      26,756           1,474              --           25,282              --
       Accident and health insurance             272,785          91,257             416          181,944              --
                                           -------------   -------------   -------------    -------------   -------------
          Total premiums                   $     299,541          92,731             416          207,226              --
                                           =============   =============   =============    =============   =============

                                     PART C

                                OTHER INFORMATION

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

A.       FINANCIAL STATEMENTS


The following financial statements are included in Part B hereof:


American Fidelity Separate Account B

         Independent Auditors' Report

         Statements of Assets and Liabilities as of December 31, 1999

         Statements of Operations for the Year Ended December 31, 1999


         Statements of Changes in Net Assets for the Years Ended
         December 31, 1999 and 1998

         Financial Highlights

         Notes to Financial Statements

American Fidelity Assurance Company

         Independent Auditors' Report

         Consolidated Balance Sheets as of December 31, 1999 and 1998

         Consolidated Statements of Income for the Years Ended December 31, 1999, 1998 and 1997

         Consolidated Statements of Stockholder's Equity for the Years Ended December 31, 1999, 1998 and 1997

         Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998 and 1997

         Notes to Consolidated Financial Statements

         Schedule III - Business Segment Information

         Schedule IV - Reinsurance

B.       EXHIBITS

1. Resolution adopted by the Board of the Company authorizing the establishment of the Separate Account. Incorporated herein by reference to Exhibit 99.B1 to the Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

3 Principal Underwriters Agreement dated July 14, 1997 between the Company and American Fidelity Securities, Inc. Incorporated herein by reference to Exhibit 99B.3 to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

4.1 Individual Variable and Fixed Deferred Annuity. Incorporated herein by reference to Exhibit 99.B4(i) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.2 Loan Rider. Incorporated herein by reference to Exhibit 99.B4(ii) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.3 403(b) Annuity Rider. Incorporated herein by reference to Exhibit 99B.4(iii) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.4 Individual Retirement Annuity Rider. Incorporated herein by reference to Exhibit 99.B4(iv) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

5 Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

6.1 Articles of Incorporation of the Company. Incorporated herein by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

6.2 Amended and Restated Bylaws of the Company. Incorporated herein by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on April 24, 1998 (No. 333-25663).

8.1 Fund Participation Agreement dated April 18, 1997 between the Company and Merrill Lynch Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20, 1999. Incorporated herein by reference to
         Exhibit 8.1 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999 (No. 333-25663).

8.2 Fund Participation Agreement dated May 13, 1997 between the Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund.), as amended by Amendment thereto effective January 1, 1999. Incorporated herein by reference to Exhibit
         8.2 to Post-Effective Amendment No. 2 to Registrant's registration Statement on Form N-4 on April 30, 1999 (No. 333-25663).


9*       Opinion and Consent of Counsel.



10*      Consent of Independent Auditors.


13*      Calculation of Performance Information.

99*      Company Organizational Chart.

-------------
*   Filed herewith

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of the Company:


Name and Principal                       Positions and Offices
 Business Address                           with Depositor
------------------                       ---------------------
Lynda L. Cameron                         Director
2000 N. Classen Boulevard
Oklahoma City, OK   73106


William M. Cameron                       Chairman of the Board and Chief
2000 N. Classen Boulevard                Executive Officer, Director
Oklahoma City, OK  73106

David R. Carpenter                       Senior Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, OK  73106

William E. Durrett                       Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, OK  73106


Stephen P. Garrett                       Senior Vice President, Secretary
2000 N. Classen Boulevard
Oklahoma City, OK  73106


William A. Hagstrom                      Director
204 N. Robinson, Suite 1300
Oklahoma City, OK  73102



Charles R. Eitel                         Director
One Concourse Parkway
Atlanta, GA  30328



Kenneth D. Klehm                         Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, OK  73106


Alfred L. Litchenburg                    Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, OK  73106


David R. Lopez                           Director
1616 Guadalupe
Room 630
Austin, TX  78701


Paula Marshall-Chapman                   Director
2745 East 11th Street
Tulsa, OK  74104

John W. Rex                              President, Chief Operating Officer,
2000 N. Classen Boulevard                Director
Oklahoma City, OK  73106

Galen P. Robbins, M.D.                   Director
11901 Quail Creek Road
Oklahoma City, OK  73120

John D. Smith                            Director
P. O. Box 18832
Atlanta, GA


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is included as Exhibit 99.

ITEM 27.       NUMBER OF CONTRACT OWNERS


As of April 5, 2000, there were 281 non-qualified contract owners and 7,573 qualified contract owners.


ITEM 28.       INDEMNIFICATION

         The Bylaws of the Company (Article VIII, Section 3) provide, in part, that:

         (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (b) The Corporation shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

         (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling persons of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.       PRINCIPAL UNDERWRITERS

         (a) American Fidelity Securities, Inc. is the principal underwriter for the following investment companies (other than Registrant):

                   American Fidelity Dual Strategy Fund, Inc.

         (b) American Fidelity Securities, Inc. ("AFS, Inc.") is the principal underwriter for the Policies. The following persons are the officers and directors of AFS, Inc. The principal business address for each officer and director of AFS, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal                Positions and Offices
 Business Address                 with Underwriter
------------------                ---------------------
David R. Carpenter                Director, Chairman, President, Chief Executive
P. O. Box 25523                   Officer, Treasurer, Chief Financial Officer
Oklahoma City, OK  73125

Marvin R. Ewy                     Director, Vice President, Secretary, Chief
P. O. Box 25523                   Operations Officer
Oklahoma City, OK  73125

Nancy K. Steeber                  Director, Vice President, Operations Officer
P. O. Box 25523
Oklahoma City, OK  73125

          (c) The net underwriting discounts and commissions received by American Fidelity Securities, Inc. in 1999 were $88,294, representing .25% Administrative and Distribution Fees, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

David R. Carpenter, Senior Vice President and Treasurer, whose address is 2000
N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.       MANAGEMENT SERVICES

Not Applicable.

ITEM 32.       UNDERTAKINGS

         a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         d. The Company hereby represents that the fees and charges deducted under the Policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 REPRESENTATIONS

         The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

         1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

         2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

         3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

         4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on this 28th day of April, 2000.


                                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                                      (Registrant)
                                      By: American Fidelity Assurance Company
                                          (Depositor)

                                      By /s/ John W. Rex
                                        ----------------------------------------
                                       John W. Rex, President

                                      AMERICAN FIDELITY ASSURANCE COMPANY
                                      (Depositor)

                                      By /s/ John W. Rex
                                        ----------------------------------------
                                       John W. Rex, President


Each of the undersigned officers and directors of American Fidelity Assurance Company (the "Company"), hereby severally constitute and appoint John W. Rex, his true and lawful attorney-in-fact with full power to him to sign for him, and in his name as officer or director, or both, of the Company, a Registration Statement (and any and all amendments thereto, including post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 28, 2000.


Signature                                                     Title
---------                                                     -----
/s/ William M. Cameron           Chairman, Chief Executive Officer and Director
---------------------------      (Principal Executive Officer)
William M. Cameron

/s/ William E. Durrett           Senior Chairman and Director
---------------------------
William E. Durrett


/s/ Lynda L. Cameron             Director
---------------------------
Lynda L. Cameron


/s/ John W. Rex                  Director, President and Chief Operating Officer
---------------------------
John W. Rex


/s/ Charles R. Eitel             Director
---------------------------
Charles R. Eitel


/s/ Galen P. Robbins             Director
---------------------------
Galen P. Robbins, M.D.

/s/ John D. Smith                Director
---------------------------
John D. Smith


/s/ William A. Hagstrom          Director
---------------------------
William A. Hagstrom


/s/ David R. Lopez               Director
---------------------------
David R. Lopez


/s/ Paula Marshall-Chapman       Director
---------------------------
Paula Marshall-Chapman


/s/ David R. Carpenter           Senior Vice President, Controller and Treasurer
---------------------------      (Principal Financial and Accounting Officer)
David R. Carpenter

                                 EXHIBIT INDEX


EXHIBIT
NUMBER   DESCRIPTION
-------  -----------
9*       Opinion and Consent of Counsel.

10*      Consent of Independent Auditors.

13*      Calculation of Performance Information.

99*      Company Organizational Chart.


*    Filed herewith